333-____________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[   ] PRE-EFFECTIVE AMENDMENT NO. ___
[   ] POST-EFFECTIVE AMENDMENT NO.___

(Check appropriate box or boxes)

The Calvert Fund (Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue, Suite 1000N Bethesda, MD 20814 (Address of Principal Executive Offices)

800-368-2745 (Registrant's Telephone Number)

William M. Tartikoff, Esq. Calvert Group, Ltd. 4550 Montgomery Ave. Suite 1000N Bethesda, MD 20814 (Name and Address of Agent for Service)

Approx. Date of Proposed Public Offering: September 18, 2009 (Date of Reorganization)

No filing fee is due for Registrant because of reliance on Section 24(f) of the Investment Company Act of 1940.

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The registrant hereby amends this registration statement on such date as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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

SUMMIT MUTUAL FUNDS, INC.
Calvert High Yield Bond Fund
Calvert Short-Term Government Fund
4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814
1-800-368-2745

July 15, 2009

Dear Investor:

I am writing to inform you of the upcoming special meeting of shareholders ("Meeting") of Calvert High Yield Bond Fund and Calvert Short-Term Government Fund, series of Summit Mutual Funds, Inc., a Maryland corporation (the "Merging Funds"), to be held on Friday, August 21, 2009, at 9:00 a.m., Eastern Time, at 4550 Montgomery Avenue, Suite 1000N, Bethesda MD 20814 to vote on the proposed reorganizations of the Merging Funds into identical series of The Calvert Fund, a Massachusetts business trust (the "Trust").

The Board of Directors of Summit Mutual Funds, Inc. recommends the reorganization of the Merging Funds into newly formed series of the Trust (the "New Funds"), each in a tax-free reorganization ("Reorganization"). The New Funds will have the same investment objectives, policies, strategies and restrictions as the Merging Funds. No sales charges or redemption fees will be imposed in connection with the Reorganizations. In addition, each Merging Fund will each bear its pro rata share of Reorganization expenses.

If approved by shareholders, you will become a shareholder of the respective New Fund on the date that the Reorganization occurs. The Board believes that shareholders of each of the Merging Funds would benefit from the Reorganization. In this regard, the Reorganization would allow the Merging Funds to benefit from the oversight and expertise of the Board of the Trust, which currently oversees almost all of the retail taxable fixed-income funds in the Calvert Family of Funds, and would further provide for greater uniformity and increased administrative efficiencies by grouping the Merging Funds with other retail taxable fixed-income funds into the same Calvert Board cluster.

You are being asked to vote to approve an Agreement and Plan of Reorganization for each proposed combination. The accompanying document describes the proposed transaction.

After careful consideration, the Board of Directors of Summit Mutual Funds, Inc. unanimously approved each proposal and recommends that shareholders vote "FOR" each proposal.

Regardless of whether you plan to attend the Meeting in person, PLEASE COMPLETE, DATE, SIGN AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE so that you will be represented at the Meeting. All properly executed proxy cards must be received by 9:00 a.m., Eastern Time, on August 21, 2009. If you have returned a proxy card and are present at the Meeting, you may change the vote specified in the proxy at that time. However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.

I appreciate the time you will take to review this important matter. If we may be of any assistance, please call us at 1-800-368-2745.

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER SOLICITATION, PLEASE VOTE PROMPTLY.

Sincerely,

[SIGNATURE]

Barbara J. Krumsiek
Chairperson
Summit Mutual Funds, Inc.

SUMMIT MUTUAL FUNDS, INC.
Calvert High Yield Bond Fund
Calvert Short-Term Government Fund
4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814
1-800-368-2745

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To be held on August 21, 2009

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of Calvert High Yield Bond Fund and Calvert Short-Term Government Fund (the "Merging Funds"), each a series of Summit Mutual Funds, Inc., a Maryland corporation, will be held on Friday, August 21, 2009, at 9:00 a.m., Eastern Time, at 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814 as may be adjourned from time to time ("Meeting"), for the purposes listed below:

For Summit Mutual Funds, Inc. Calvert High Yield Bond Fund Shareholders

  To consider and act on an Agreement and Plan of Reorganization ("Reorganization Plan"), providing for the transfer of all of the assets of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert High Yield Bond Fund"), to Calvert High Yield Bond Fund, a series of The Calvert Fund ("TCF Calvert High Yield Bond Fund"), in exchange for shares of TCF Calvert High Yield Bond Fund. The Reorganization Plan also provides for distribution of these shares of TCF Calvert High Yield Bond Fund to shareholders of SMF Calvert High Yield Bond Fund in liquidation and subsequent termination of SMF Calvert High Yield Bond Fund.

  For Summit Mutual Funds, Inc. Calvert Short-Term Government Fund Shareholders

  To consider and act on an Agreement and Plan of Reorganization ("Reorganization Plan"), providing for the transfer of all of the assets of Calvert Short-Term Government Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert Short-Term Government Fund"), to Calvert Short-Term Government Fund, a series of The Calvert Fund ("TCF Calvert Short-Term Government Fund"), in exchange for shares of TCF Calvert Short-Term Government Fund. The Reorganization Plan also provides for distribution of these shares of TCF Calvert Short-Term Government Fund to shareholders of SMF Calvert Short-Term Government Fund in liquidation and subsequent termination of SMF Calvert Short-Term Government Fund.

  * * *

  To transact any other business that may properly come before the Special Meeting and any adjournments thereof.

On behalf of the Merging Funds, the Board of Directors of Summit Mutual Funds, Inc. has fixed the close of business on May 29, 2009 as the record date for the determination of shareholders of the Merging Funds entitled to notice of and to vote at the Meeting and any adjournments thereof.

July 15, 2009

By Order of the Board of Directors,

[SIGNATURE]

Barbara J. Krumsiek
Chairperson
Summit Mutual Funds, Inc.


PROSPECTUS/PROXY STATEMENT

Dated July 1, 2009

Acquisition of the Assets of
CALVERT HIGH YIELD BOND FUND,
a series of Summit Mutual Funds, Inc.

By and in Exchange for Shares of
CALVERT HIGH YIELD BOND FUND,
a series of The Calvert Fund

Acquisition of the Assets of
CALVERT SHORT-TERM GOVERNMENT FUND,
a series of Summit Mutual Funds, Inc.

By and in Exchange for Shares of
CALVERT SHORT-TERM GOVERNMENT FUND,
a series of The Calvert Fund

INTRODUCTION

This proxy statement and enclosed proxy are being furnished in connection with the solicitation of proxies by the Board of Directors ("Board" or "Directors") of Summit Mutual Funds, Inc. ("Company") for use at a special meeting of shareholders of Calvert High Yield Bond Fund ("SMF Calvert High Yield Bond Fund") and Calvert Short-Term Government Fund ("SMF Short-Term Government Fund"), each a series of Summit Mutual Funds, Inc. (together the "Merging Funds"), to be held on Friday, August 21, 2009, at 9:00 a.m., Eastern Time, at 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, as may be adjourned from time to time ("Meeting"). THE BOARD IS SOLICITING PROXIES FROM SHAREHOLDERS OF EACH MERGING FUND WITH RESPECT TO THE PROPOSALS SET FORTH IN THE ACCOMPANYING NOTICE. It is anticipated that proxies and proxy statements will first be mailed to shareholders on or about July 15, 2009.

The purpose of the Meeting is to approve the proposed transfers of all of the respective assets of SMF Calvert High Yield Bond Fund and SMF Short-Term Government Fund, to newly formed series of The Calvert Fund, Calvert High Yield Bond Fund ("TCF Calvert High Yield Bond") and Calvert Short-Term Government Fund ("TCF Short-Term Government Fund"), respectively (together, the "New Funds"), following the reorganization, in exchange for shares of the respective New Fund ("Reorganizations"). The current Merging Funds, as newly formed series of The Calvert Fund, a Massachusetts business trust (the "Trust"), following the Reorganizations, will have the same investment objectives, policies, strategies and restrictions. Shareholders of each current Merging Fund will thus effectively become shareholders of a corresponding New Fund of the same name (which is a series of the Trust), and each shareholder will hold the same number of shares with the same net asset value as he or she held prior to the Reorganization.  The Board believes that shareholders of each of the Merging Funds would benefit from the Reorganization. In this regard, the Reorganization would allow the Merging Funds to benefit from the oversight and expertise of the Board of the Trust, which currently oversees almost all of the retail taxable fixed-income funds in the Calvert Family of Funds, and would further provide for greater uniformity and increased administrative efficiencies by grouping the Merging Funds with other retail taxable fixed-income funds into the same Calvert Board cluster.

If the Reorganizations are carried out as proposed, we do not expect the transaction to have any federal or state tax consequences to the Merging Funds or their shareholders.

This Prospectus/Proxy Statement, which should be retained for future reference, sets forth a detailed explanation of the proposals. The transaction will only occur if Merging Fund shareholders vote in favor of the respective Reorganizations.

* * *

The approximate date on which this Prospectus/Proxy Statement, a Notice of Special Meeting of Shareholders, and Form of Proxy are first being mailed to shareholders is on or about July 15, 2009.

Statements of Additional Information dated July 1, 2009, relating to this Prospectus/Proxy Statement and each Reorganization ("Reorganization SAIs"), have been filed with the Securities and Exchange Commission ("SEC"). Each Reorganization SAI is incorporated by reference in its entirety into this Prospectus/Proxy Statement.

The following documents relating to the Merging Funds have been filed with the SEC (Summit Mutual Funds, Inc., SEC File No. 811-04000). The following documents relating to the New Funds have been filed with the SEC (The Calvert Fund, SEC File No. 811-03416). The information relating to each New Fund, which is contained in the respective below-referenced prospectuses (highlighted in bold), is incorporated by reference into this Prospectus/Proxy Statement:

Summit Mutual Funds, Inc.

Prospectus of SMF Calvert High Yield Bond Fund and SMF Calvert Short-Term Government Fund relating to each Merging Fund dated January 31, 2009
Statement of Additional Information of SMF Calvert High Yield Bond Fund and SMF Calvert Short-Term Government Fund relating to each Merging Fund dated January 31, 2009
Annual Report to Shareholders of Summit Mutual Funds, Inc. (Apex Series) relating to each Merging Fund for the year ended September 30, 2008
Semiannual Report to Shareholders of Calvert High Yield Bond Fund and Calvert Short-Term Government Fund relating to each Merging Fund for the period ended March 31, 2009

The Calvert Fund

Class A Prospectus of TCF Calvert High Yield Bond Fund and TCF Calvert Short-Term Government Fund dated July 1, 2009, which accompanies this Prospectus/Proxy Statement
Class I Prospectus of TCF Calvert High Yield Bond Fund and TCF Calvert Short-Term Government Fund dated July 1, 2009, which accompanies this Prospectus/Proxy Statement
Statement of Additional Information of TCF Calvert High Yield Bond Fund and TCF Calvert Short-Term Government Fund dated July 1, 2009

Copies of any of the above documents relating to each Merging Fund may be obtained upon request and without charge by writing Summit Mutual Funds, Inc. at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or by calling 800-368-2745 toll-free.

Copies of any of the above documents relating to each New Fund, as well as copies of the Reorganization SAIs, may be obtained upon request and without charge by writing The Calvert Fund at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or by calling 800-368-2745 toll-free.

Copies of any of these documents may also be obtained without charge on the EDGAR database on the SEC's internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

These securities have not been approved or disapproved by the SEC or any state securities commission, nor has the SEC or any state securities commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The shares offered by this Prospectus/Proxy Statement are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in each of the funds involves investment risk, including possible loss of the purchase payment of your original investment.

TABLE OF CONTENTS

Synopsis

Proposed Transaction
Overview of Funds Subject to the Transaction
Investment Advisor and Portfolio Management Team
Investment Objectives, Strategies, Policies and Restrictions
Fundamental Investment Restrictions
Principal Risks
Pricing Procedures
Purchases
Redemption Procedures
Exchanges
Dividends and Distributions
Federal Tax Consequences
Expense Comparison
Performance Comparison
Management of Calvert Funds

Reasons for the Reorganization
Information about the Reorganizations
Comparative Information on Shareholder Rights
General Information about the Funds
Financial Highlights for the New Funds
Voting Information
Other Business
Adjournment
Exhibit A - Agreement and Plan of Reorganization for SMF Calvert High Yield Bond Fund
Exhibit B - Agreement and Plan of Reorganization for SMF Short-Term Government Fund

SYNOPSIS

This section summarizes the primary features and consequences of the Reorganizations. It may not contain all of the information that is important to you. To understand each Reorganization, you should read this entire Prospectus/Proxy Statement and the related Exhibits.

This Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the respective Prospectuses and Statements of Additional Information relating to the Funds, and each Agreement and Plan of Reorganization ("Reorganization Plan"), which are attached to this Prospectus/Proxy Statement as EXHIBITS A and B.

Reasons for the Reorganization. At an in-person meeting held on March 5, 2009, the Board of Directors of Summit Mutual Funds, Inc. considered and unanimously recommended that shareholders of each of the Merging Funds approve the Reorganization Plans. Each Reorganization Plan calls for the reorganization of the Merging Fund into a newly formed series of the Trust having the same investment objectives, policies, strategies and restrictions.

The Board of Directors of Summit Mutual Funds, Inc. ("Summit Directors") believes that each proposed Reorganization would be in the best interest of the shareholders of the respective Merging Funds. In reaching this decision, the Summit Directors considered the terms and conditions of each Reorganization, along with the following, among other factors:

  That the Merging Funds would benefit from the oversight and expertise of the Board of the Trust, which currently oversees almost all of the retail taxable fixed-income funds in the Calvert Family of Funds;

  That the Reorganization would provide greater uniformity and increased administrative efficiencies by grouping the Merging Funds with other retail taxable fixed-income funds into the same Calvert Board cluster;

  That the investment objectives, investment policies and risks of each Merging Fund and corresponding New Fund are identical;

  That there would be no change in investment advisor or portfolio management team;

  That each Fund's operating expenses would be unchanged;

  That each shareholder would hold the same number of shares with the same net asset value as he or she held prior to the Reorganization;

  That each Reorganization would not dilute the interests of the respective Merging Fund's current shareholders and that the terms of each Reorganization Plan was fair, and reasonable, and consistent with industry practice; and

  The anticipated tax-free nature of the exchanges contemplated by the Reorganizations for federal income tax purposes.

The Summit Directors also determined that the reorganization of the Merging Funds under the laws of the State of Massachusetts would not adversely affect the Funds.

For the reasons described in this Prospectus/Proxy Statement and subject to the approval of Merging Fund shareholders, the Summit Directors, including the Summit Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 ("1940 Act"), have concluded that the Reorganization of each Merging Fund into the respective New Fund would be in the best interests of the shareholders of the respective Merging Fund, and recommend shareholder approval. Each Reorganization is expected to be completed on or about September 18, 2009.

If the Plan is approved by a Merging Fund's shareholders and the Reorganization is consummated for that Fund, the investment objective, strategies, policies and restrictions of the corresponding New Fund will be the same as the original Merging Fund.  The portfolio securities of each Merging Fund will be transferred to the corresponding New Fund, and shareholders will own interests in the New Fund that are equivalent to their interests in the corresponding Merging Fund on the closing date of the Reorganization.  The investment advisor of each New Fund will be the same as the investment advisor for each of the Merging Funds, pursuant to an investment advisory agreement having the same terms and conditions as the present investment advisory agreements of the Merging Funds; each New Fund will be managed by the same portfolio management team that managed the corresponding Merging Fund; and each New Fund will have the same name as its corresponding Merging Fund.

Proposed Transaction. The Board of Directors has authorized Summit Mutual Funds, Inc. to enter into a Reorganization Plan that provides for the following:

  The transfer of all the assets of each Merging Fund to the respective New Fund in exchange for shares of that New Fund.

  The assumption by each New Fund of the known liabilities of the respective Merging Fund.

  Following the transfer, New Fund shares will be distributed to the respective Merging Fund in liquidation of that Merging Fund, and each Merging Fund will be dissolved.

  As a result of the proposed transaction, the shareholders of each Merging Fund will receive that number of full and fractional shares of the respective New Fund with a total value on the business day immediately preceding each Reorganization equal to the value of the shares of each Merging Fund which such shareholder currently holds.

The material terms of the Reorganization Plans are described in more detail in "Information about the Reorganizations" below.

Overview of Funds Subject to the Transaction

SMF Calvert High Yield Bond Fund TCF Calvert High Yield Bond Fund

SMF Calvert High Yield Bond Fund is a non-diversified series of Summit Mutual Funds, Inc., an open-end management investment company organized as a Maryland corporation and registered under the 1940 Act. TCF Calvert High Yield Bond Fund is a non-diversified series of The Calvert Fund, an open-end management investment company organized as a Massachusetts business trust and registered under the 1940 Act. SMF Calvert High Yield Bond Fund offers Class A and I shares. TCF Calvert High Yield Bond Fund offers Class A, Class C and Class I shares, but only Class A and C shares are subject to the Reorganization.

Calvert Asset Management Company, Inc. serves as the investment advisor for SMF Calvert High Yield Bond Fund and TCF Calvert High Yield Bond Fund.

As of May 29, 2009, the net assets of SMF Calvert High Yield Bond Fund were $____________. TCF Calvert High Yield Bond Fund will not commence operation unless shareholders of the Merging Fund approve the Plan of Reorganization, so the Fund has no assets.

SMF Calvert Short-Term Government Fund TCF Calvert Short-Term Government Fund

SMF Calvert Short-Term Government Fund is a diversified series of Summit Mutual Funds, Inc., an open-end management investment company organized as a Maryland corporation and registered under the 1940 Act. TCF Calvert Short-Term Government Fund is a diversified series of The Calvert Fund, an open-end management investment company organized as a Massachusetts business trust and registered under the 1940 Act. SMF Calvert Short-Term Government Fund offers Class A and I shares. TCF Calvert Short-Term Government Fund offers Class A, Class C and Class I shares, but only Class A and C shares are subject to the Reorganization.

Calvert Asset Management Company, Inc. serves as the investment advisor for SMF Calvert Short-Term Government Fund and TCF Calvert Short-Term Government Fund.

As of May 29, 2009, the net assets of SMF Calvert Short-Term Government Fund were $____________. TCF Calvert Short-Term Government Fund will not commence operation unless shareholders of the Merging Fund approve the Plan of Reorganization, so the Fund has no assets.

Tax Consequences. Pursuant to the Reorganization Plans, as a condition to closing each Reorganization, each Merging Fund shall have received an opinion of counsel that for federal income tax purposes no gain or loss will be recognized by it or its shareholders as a result of the Reorganization. The tax basis of each New Fund's shares received by a shareholder will be the same as the tax basis of the shareholder's shares of the respective Merging Fund. In addition, the tax basis of each Merging Fund's assets in the hands of the respective New Fund as a result of the Reorganization will be the same as the tax basis of such assets in the hands of the Merging Fund prior to the Reorganization. See "Information about the Reorganizations" below.

Investment Advisor and Portfolio Management Team

The investment advisor of the New Funds following the Reorganization will be the same as the investment advisor of the Merging Funds.  Furthermore, the same portfolio management team that currently manages a Merging Fund will manage the corresponding New Fund.

Investment Objectives, Strategies, Policies and Restrictions

Because the New Funds have been created as shell series of the Trust for the purpose of the proposed Reorganization, each New Fund will have the same investment objectives, strategies, policies and restrictions as the corresponding Merging Fund. No change is expected in the manner in which the New Funds are operated as compared to the corresponding Merging Funds.

Investment Objectives

Calvert High Yield Bond Fund seeks high current income and capital appreciation, secondarily.

Calvert Short-Term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government or its agencies or instrumentalities, or derivative instruments related to such investments.

Principal Investment Strategies and Policies

To pursue their investment objectives, the New Funds intend to principally invest exactly as the Merging Funds do, as described below:

Calvert High Yield Bond Fund invests primarily in high-yield, high-risk ("junk") bonds, with intermediate maturities.

Calvert Short-Term Government Fund, under normal market conditions, will invest 100% of its assets in fixed-income instruments issued by the U.S. government and its agencies or instrumentalities, or derivative instruments related to such investments.

Each Merging Fund and New Fund's principal investment strategies are described in detail below. The investment strategies of the New Funds are identical to the investment strategies of the Merging Funds. Additional information regarding the New Funds' investment strategies can be found in the Prospectus, and in the Statement of Additional Information ("SAI"), which is incorporated herein by reference.

  Calvert High Yield Bond Fund. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its assets in high-yield, high-risk bonds, also known as "junk" bonds. The Adviser will actively manage the Fund to take advantage of relative values of various sectors of the high-yield market in order to seek high current income and secondarily, capital appreciation. Among the factors that are important in the Adviser's securities selection are credit fundamentals and technical trading factors. In response to unfavorable conditions in the high-yield bond market, the Fund may make temporary investments, without limitation, such as shifting its investments to money market securities, cash or higher rated bonds, which could cause the Fund not to meet its principal investment objective and policies.

  Calvert Short-Term Government Fund. The majority of the Fund's holdings will have a maturity or average life of five years or less. The Fund will maintain a dollar-weighed average maturity of less than three years. The Fund may invest up to 20% of its total assets in financial futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund will not use these instruments for speculative purposes. The reasons the Fund will invest in derivatives are to reduce transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

Fundamental Investment Restrictions

The New Funds have adopted certain fundamental and non-fundamental investment restrictions. The fundamental investment restrictions (i.e., those which may not be changed without shareholder approval) are discussed below. Non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval, are disclosed in the respective New Funds' Statement of Additional Information, which is incorporated herein by reference.

No Fund is allowed to:

(1) Issue senior securities (except that each Fund may borrow money as described in restriction 9 below).

(2) With respect to 75% of the value of its total assets (or with respect to 50% of the value of its total assets for the High Yield Bond Fund), invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities and other investment companies) of any one issuer.

(3) Purchase more than either: (i) except for the High Yield Bond Fund, 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer (except that up to 25% of the value of the High Yield Bond Fund may be invested without regard to this restriction), except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

(4) Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This restriction does not apply to the High Yield Bond Fund.

(5) Purchase or sell commodities, commodity contracts, or real estate, except that each Fund may purchase securities of issuers which invest or deal in any of the above, and except that each Fund may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to futures contracts or options purchased by the Funds in compliance with non-fundamental restrictions 6, 7, 9 and 10 below.

(6) Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position. This restriction does not apply to the High Yield Bond Fund.

(7) Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan).

(8) Lend its securities if, as a result, the aggregate of such loans would exceed one-third of the Fund's total assets.

(9) Borrow amounts in excess of 10% of its total assets (or 15% of the total assets of the High Yield Bond Fund), taken at market value at the time of the borrowing, and then only from banks (and by entering into reverse repurchase agreements) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. The Fund will not purchase additional securities when money borrowed exceeds 5% of total assets. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing.

(10) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling shares of each Fund and except as it may be deemed such in a sale of restricted securities.

(11) Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments. This restriction does not apply to the High Yield Bond Fund.

(12) Enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Fund.

Principal Risks

The Merging Funds and New Funds will be subject to identical investment risks if the Reorganization is approved.  The Funds cannot guarantee that they will achieve their investment objectives.  As with any fund, the value of a Fund's investments may fluctuate.  If the value of a Fund's investments decreases, the value of the Fund's shares will also decrease and you may lose money.  The principal risks of investing in the Merging Funds and New Funds are as follows:

Calvert High Yield Bond Fund

  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

  The market prices of bonds may decline.

  The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. High yield bonds are below investment grade instruments because of the significant risk of issuer default. The credit risk of the Fund's investments is very high.

  Risks of high-yield bonds include the market's relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations. There are fewer investors willing to buy high-yield bonds than there are for higher quality, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them. There is a risk that a prolonged economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.

  A change in interest rates may adversely affect the value of an investor's securities.

  For bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO), there is a significant risk of not achieving full recovery.

  For foreign debt securities, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

  Investment in foreign securities also involves the risk that securities which trade or are denominated in currencies other than the U.S. dollar may be affected by fluctuations in currency exchange rates.

  The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

Calvert Short-Term Government Fund

  The market prices of bonds may decline.

  The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

  The Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

  A change in interest rates may adversely affect the value of an investor's securities.

  The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

  A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Pricing Procedures

The New Funds' procedures for determining share price are identical to those of the Merging Funds. The price of shares is based on each Fund's net asset value ("NAV"). The NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Purchases

The New Funds will adopt the same purchase procedures as the Merging Funds following the Reorganization.

Class I shares are purchased at their net asset value. Class A shares generally are purchased at their offering price, which is normally net asset value plus an initial sales charge. Shares of the Funds are offered and sold on a continuous basis by the Distributor. Not all of the Funds may be available for sale in a particular state.

Investment Minimums

Class I Shares - Minimum To Open an Account: $1,000,000 per Fund. The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders (for example, where the investment in question would permit a previously closed Class I in a Fund to reopen, at no additional expense to other Classes in the Fund; where the Class I investor has agreed to make additional Class I investments within a reasonable amount of time; for discretionary wrap programs; for omnibus accounts purchasing for a fund of funds; and for certain omnibus accounts and employer sponsored retirement or employee benefit plan accounts).

Class A Shares - Minimum To Open an Account: $2000. Minimum Additional Investments: $250.

When Your Account Will Be Credited

Your purchase will be processed at the next NAV calculated after your order is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

Redemption Procedures

The New Funds will adopt the same redemption procedures as the Merging Funds following the Reorganizations.

You may redeem all or a portion of your shares on any day your Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable contingent deferred sales charge ("CDSC") and redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Redemption Fee

In its effort to detect and prevent market timing, each Fund charges a 2% redemption fee on redemptions, including exchanges, within 30 days (seven days for Class I shares) of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

Exchanges

The New Funds will adopt the same policy for exchanges as the Merging Funds following the Reorganizations.

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund.

Each Fund reserves the right to terminate or modify the exchange privilege with

60 days' written notice.

For Class A Shares - No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Market Timing Policy

The New Funds will adopt the same market timing policy as the Merging Funds following the Reorganizations.

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Accordingly, the Funds' Board has adopted policies and procedures in an effort to detect and prevent market timing in each Fund, which may include the imposition of redemption fees. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Each Fund and the Distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and the Distributor also may: modify any terms or conditions of purchase of shares of any Fund (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Minimum Account Balance

The New Funds will have the same guidelines for minimum account balances as the Merging Funds.

Class I Shares - Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund. If due to redemptions, the balance in your account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

Class A Shares - Please maintain a balance in each of your Fund accounts of at least $1,000 per class. If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Dividends and Distributions

Each New Fund has qualified, or intends to qualify, as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").  As a regulated investment company, a Fund generally pays no federal income tax on the investment income and gains it distributes to you.

Each New Fund pays dividends from its net investment income on a monthly basis. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Federal Tax Consequences

As a condition of the Reorganization, the Merging Funds and the New Funds will receive an opinion of counsel to the effect that the Reorganization, with respect to each Merging Fund and corresponding New Fund, will qualify as a tax-free reorganization for federal income tax purposes under Section 368(a) of the Code.  No gain or loss will be recognized for federal income tax purposes as a result of the Reorganization by the Merging Funds, the New Funds or the Merging Funds' shareholders.

* * *

For more detailed information regarding the Funds' purchase, exchange and redemption procedures, including how their shares are priced, and their dividend policies, see the Funds' respective Prospectuses and SAIs.

EXPENSE COMPARISON

The following summary of fund expenses shows the fees and expenses for the Merging Funds based on the fees for the fiscal year ended September 30, 2008 and the estimated fees and expenses for the New Funds.  Because the New Funds are newly formed series of the Trust and have not yet commenced operations as of the date of this Prospectus/Proxy Statement, the estimated fees and expenses shown for the New Funds in the table below are based on the expenses incurred by the corresponding Merging Funds for the 2008 fiscal year. You will not pay an initial or deferred sales charge in connection with the Reorganizations.

* * *
	SMF Calvert High Yield Bond Class A (Merging Fund)	TCF Calvert High Yield Bond Class A (New Fund)	SMF Calvert High Yield Bond Class I (Merging Fund)	TCF Calvert High Yield Bond Class I (New Fund)
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	3.75%	3.75%	None	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None[6]	None[6]	None	None
redemption proceeds, whichever is lower)

Redemption fee[1]
(as a % of redemption proceeds)	2.00%	2.00%	2.00%	2.00%
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase (within seven days for Class I)

Total annual fund operating expenses
(deducted from Fund assets)

Management fees[2]	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	0.25%	None	None
Other expenses[3]	0.65%	0.65%	0.65%	0.65%
Acquired fund fees and expenses[4]	0.04%	0.04%	0.04%	0.04%
Total annual fund operating expenses	1.69%	1.69%	1.44%	1.44%

Less fee waiver and/or
expense reimbursement[5]	--	--	--	--
Net expenses	1.69%	1.69%	1.44%	1.44%
	SMF Calvert Short-Term Government Class A (Merging Fund)	TCF Calvert Short-Term Government Class A (New Fund)	SMF Calvert Short-Term Government Class I (Merging Fund)	TCF Calvert Short-Term Government Class I (New Fund)
Shareholder fees
(paid directly from your account)

Maximum sales charge (load)
imposed on purchases	2.75%	2.75%	None	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or redemption proceeds, whichever is lower)	None[6]	None[6]	None	None

Redemption fee[1]
(as a % of redemption proceeds)	2.00%	2.00%	2.00%	2.00%
Note: Redemption fee applies only to redemptions, including exchanges, within 30 days of purchase (within seven days for Class I)

Total annual fund operating expenses
(deducted from Fund assets)

Management fees[2]	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	0.25%	None	None
Other expenses[3]	0.38%	0.38%	0.38%	0.38%
Total annual fund operating expenses	1.18%	1.18%	0.93%	0.93%

Less fee waiver and/or
expense reimbursement[5]	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Net expenses	0.98%	0.98%	0.73%	0.73%

Explanation of Fees and Expenses Table

1 The redemption fee applies to redemptions, including exchanges, within 30 days of purchase (within seven days for Class I). The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. Accounts of foundations, endowments, state and local governments, and those that use certain types of consultants are excluded from the Class I redemption fee. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund.

2 Management fees include the advisory fee paid by the Fund to the Advisor and an administrative fee paid by the Fund 0.10% for Calvert Short-Term Government Fund and Calvert High-Yield Bond Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

3 "Other expenses" are based on projected expenses for each Fund's current fiscal year. "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

4 Expenses of Acquired Funds (certain other pooled investment vehicles) are based on amounts derived from information provided by the Acquired Funds.

5 Calvert has agreed contractually to limit net annual fund operating expenses through December 12, 2010, as follows: for Calvert High Yield Bond Fund, 1.69% for Class A and 1.40% for Class I; and for Calvert Short-Term Government Fund, 0.98% for Class A and 0.73% for Class I. This expense limit does not limit the acquired fund fees and expenses incurred by a shareholder. Only the Board of Trustees may terminate the Fund's expense cap for the contractual period. The Example below reflects this expense limit, but only through January 31, 2010. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. No Fund expects to incur a material amount of interest expense in the fiscal year. Each Fund has an expense offset arrangement with its custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement."

7 Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% (0.50% for Calvert Short-Term Government Fund) contingent deferred sales charge on shares redeemed within one year of purchase.

Examples. These examples are intended to help you compare the cost of investing in each Merging Fund versus each New Fund, assuming the Reorganizations take place. The examples assume that:

    You invest $10,000 ($1,000,000 for Class I shares) in the Fund for the time periods indicated;

    You reinvest all dividends and distributions;

    Your investment has a 5% return each year;

    The Fund's operating expenses remain the same; and

    Any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Number of Years Investment is Held	(Merging Fund)		(New Fund)
	SMF Calvert High Yield Bond Fund		TCF Calvert High Yield Bond Fund
	Class A	Class I	Class A	Class I
1 year	$540	$14,656	$540	$14,656
3 years	$888	$45,553	$888	$45,553
5 years	$1,258	$78,688	$1,258	$78,688
10 years	$2,298	$172,417	$2,298	$172,417

Number of Years Investment is Held	(Merging Fund)		(New Fund)
	SMF Calvert Short-Term Government Fund		TCF Calvert Short-Term Government Fund
	Class A	Class I	Class A	Class I
1 year	$372	$7,456	$372	$7,456
3 years	$620	$27,647	$620	$27,647
5 years	$887	$49,516	$887	$49,516
10 years	$1,650	$112,468	$1,650	$112,468

PERFORMANCE COMPARISON

The New Funds will not commence operation unless shareholders of the Merging Funds approve the Plan of Reorganization.  Accordingly, there is no financial information yet available for the New Funds.  The financial performance for the corresponding Merging Funds, which serve as the predecessors to the New Funds, is described in detail in the Merging Funds' Annual Report to the shareholders for the fiscal year ended on September 30, 2008. The Annual Report was previously mailed to shareholders of the Funds and copies may be obtained at no charge by contacting the relevant Fund at 1-800-368-2745 or www.calvert.com.

MANAGEMENT OF CALVERT FUNDS

Investment Management. Calvert Asset Management Company, Inc. ("CAMCO"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for both the Merging Funds and New Funds. CAMCO is a subsidiary of Calvert Group, Ltd., which is a subsidiary of UNIFI Mutual Holding Company. CAMCO provides each Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by CAMCO. It has been managing mutual funds since 1976.

As compensation for CAMCO's services pursuant to an investment advisory agreement, SMF Calvert High Yield Bond Fund pays, and TCF Calvert High Yield Bond Fund will pay, CAMCO a fee each month at the annual rate of 0.65% of the Fund's average daily net assets. The aggregate fees paid to CAMCO for the most recent fiscal year was 0.65% of SMF Calvert High Yield Bond Fund's average daily net assets.

As compensation for CAMCO's services pursuant to an investment advisory agreement, SMF Calvert Short-Term Government Fund pays, and TCF Calvert Short-Term Government Fund will pay, CAMCO a fee each month at the annual rate of 0.45% of the Fund's average daily net assets. The aggregate fees paid to CAMCO for the most recent fiscal year was 0.45% of SMF Calvert Short-Term Government Fund's average daily net assets.

*  *  *

Portfolio Managers. Each New Fund is managed by the same team of portfolio managers that manages the corresponding Merging Fund.  Information is provided below identifying each individual and/or member of the team who is employed by or associated with CAMCO and who is jointly and primarily responsible for the day-to-day management of each New Fund.

Calvert High Yield Bond

Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997 Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager

Kevin Aug, CFA	Assistant Portfolio Manager	Since December 2008	Prior to joining Calvert, Mr. Aug worked at Summit Investment Partners, Inc. (since 2003). Mr. Aug has seven years of investment management experience after receiving his MBA in 2001.	Assistant Portfolio Manager

Samuel Cooper, CFA	Assistant Portfolio Manager	Since December 2008	Prior to joining Calvert, Mr. Cooper worked at Summit Investment Partners, Inc. (since 2003).	Assistant Portfolio Manager

Calvert Short-Term Government

Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997 Mr. Habeeb has over 27 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager

The respective Calvert SAI provides additional information about each Fund Manager's management of other accounts, compensation and ownership of securities in the respective New Fund.

Other Management Arrangements

Calvert Distributors, Inc. ("CDI"), a subsidiary of Calvert Group, Ltd. and an affiliate of CAMCO, serves as the principal underwriter and distributor for each Merging Fund and New Fund.

Boston Financial Data Services, Inc., a subsidiary of State Street Bank & Trust Company, N.A., is the transfer agent and dividend disbursing agent for each Merging Fund and New Fund.

Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd. and an affiliate of CAMCO, is the shareholder servicing agent for each Merging Fund and New Fund.

Calvert Administrative Services Company, a subsidiary of Calvert Group, Ltd. and an affiliate of CAMCO, is the administrator for each Merging Fund and New Fund.

REASONS FOR THE REORGANIZATION

The Board of Directors believe that the Reorganization is in the best interests of the Merging Funds and their shareholders, that the terms of the Reorganization are fair and reasonable and that the interests of shareholders of the Merging Funds will not be diluted as a result of the Reorganization.  The factors considered by the Board of Directors in approving the Reorganization included, among other things: (1) the Reorganizations offer the Merging Funds the opportunity to benefit from the oversight and expertise of the Board of the Trust, which currently oversees almost all of the retail taxable fixed-income funds in the Calvert Family of Funds, and would further provide for greater uniformity and increased administrative efficiencies by grouping the Merging Funds with other retail taxable fixed-income funds into the same Calvert Board cluster; (2) the investment objectives, policies, strategies and restrictions of each Merging Fund will be the same as those of each New Fund following the Reorganization; (3) the investment advisor and portfolio managers to the Merging Funds are the same as the investment advisor and portfolio managers to the New Funds and the terms and conditions of the investment advisory agreements for the New Funds will be the same as the terms and conditions of the investment advisory agreements for the Merging Funds; (4) the expenses and advisory fees would not change as a result of the Reorganizations; (5) each New Fund would adopt the corresponding Merging Fund's accounting history, including historical fund performance, as its own; (6) the service providers of the Merging Funds are the same as those of the New Funds, and services to the New Funds will continue in the same manner as currently provided for the Merging Funds; and (7) the shareholders will not experience any tax consequences as a result of the proposed reorganization. The Boards of Directors has also determined that the reorganization of the Merging Funds under the laws of the State of Massachusetts will not adversely affect the Funds.

For these reasons, the Boards believe it is in the best interests of shareholders to approve the reorganization of the Merging Funds into the New Funds.  If approved by shareholders, it is anticipated that the Reorganization will take effect shortly after the Special Meeting of Shareholders, including any adjournment thereof.

INFORMATION ABOUT THE REORGANIZATION

The following summary is qualified in its entirety by reference to the Reorganization Plans, the forms of which are attached as Exhibits A and B to this Prospectus/Proxy Statement.

Plans of Reorganization. The proposed Reorganization Plans provide that each New Fund will acquire all of the assets of the respective Merging Fund in exchange for shares of the New Fund. The Reorganizations are expected to be completed on September 18, 2009, or such later date as the parties may mutually agree.

The value of the full and fractional shares of each New Fund to be issued to shareholders of the respective Merging Fund will equal the value of the shares of the Merging Fund outstanding immediately prior to the Reorganizations. Fund securities of the Merging Funds will be valued in accordance with the valuation practices of the New Funds.

At the time of the Reorganizations, each Merging Fund will pay all of its obligations and liabilities, and prior to each Reorganization will issue a dividend to distribute to its respective shareholders any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Closing Date not previously distributed (after reductions for any capital loss carryforwards). The Reorganizations will be accounted for by the method of accounting commonly used by open-end investment companies.

As soon as practicable after the Closing Date, each Merging Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date full and fractional shares of the respective New Fund at a total net asset value equal to the value of the shareholder's shares of the Merging Fund computed as of the close of business on the Valuation Date (the business day immediately preceding the Closing Date). This method of valuation is consistent with interpretations of Rule 22c-1 under the Investment Company Act of 1940 by the SEC's Division of Investment Management. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the respective New Fund, representing the respective pro rata number of full and fractional shares of the respective New Fund due shareholders of each Merging Fund. Share certificates will not be issued in connection with the Reorganizations.

The consummation of each Reorganization Plan is subject to the conditions set forth therein, including the following: each Reorganization Plan shall have been approved by the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Merging Fund. The votes of the shareholders of the New Funds are not being solicited because their approval or consent is not necessary for the Reorganizations.

Representations, Warranties and, Agreements. All parties to the respective Reorganizations shall have complied with their respective responsibilities under the Reorganization Plans, the respective representations and warranties contained in the Reorganization Plans shall be true in all material respects as of the Closing Date, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of any of the Funds since March 31, 2009. All parties shall produce certificates satisfactory in form and substance indicating that they have met the terms of the Reorganization Plans.

Tax Opinion. All parties to the Reorganizations shall have received an opinion of counsel, addressed to the respective Funds and in form and substance satisfactory to each party, as to certain of the federal income tax consequences of the Reorganizations under the Internal Revenue Code ("Code") to each Merging Fund, each respective New Fund, and their respective shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Reorganization Plans, this Prospectus/Proxy Statement, and on other written representations as each Merging Fund and each New Fund, respectively, will have verified. The opinion of counsel will indicate to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes, upon consummation of the Reorganizations:

  No Merging Fund or New Fund will recognize any gain or loss upon the transfer of the assets of any Merging Fund to any New Fund in exchange for the respective New Fund shares, and, in the case of each Merging Fund, upon the distribution (whether actual or constructive) of the respective New Fund shares to Merging Fund shareholders in exchange for their shares of capital stock of the Merging Fund;

  The shareholders of each Merging Fund who receive the respective New Fund shares pursuant to the Reorganizations will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of the Merging Fund for the respective New Fund shares (including any share interests they are deemed to have received) pursuant to the Reorganizations;

  The tax basis of each New Fund's shares received by shareholders of the respective Merging Fund will be the same as the tax basis of the shares of capital stock of the respective Merging Fund surrendered in the exchange; and the holding period of each New Fund shares received by each shareholder of the respective Merging Fund will include the period during which the shares of the respective Merging Fund exchanged therefor were held by such shareholder, provided the shares of the respective Merging Fund were held as a capital asset on the date of the Reorganizations; and

  The tax basis of each Merging Fund's assets acquired by the respective New Fund will be the same as the tax basis of such assets to the respective Merging Fund immediately prior to the Reorganizations, and the holding period of the assets of the respective Merging Fund in the hands of the respective New Fund will include the period during which those assets were held by the respective Merging Fund.

Each Reorganization Plan may be amended by mutual written consent of the parties authorized by the Board of Trustees/Directors of each party before or after approval of the Reorganization Plan by shareholders of the respective Merging Funds, but after such approval, no amendment may be made that substantially changes the terms of the Reorganization Plan.

Each Reorganization Plan may be terminated, and the Reorganizations abandoned, at any time prior to the Closing Date by either party upon notice to the other party, whether before or after approval by shareholders of the Merging Fund, or by either party by notice to the other party at any time prior to the Closing Date if any material condition to its performance under the Reorganization Plan or a material covenant of the other party set forth in the Reorganization Plan has not been fulfilled, or a material default or material breach of the Reorganization Plan is made by the other party.

Description of New Fund Shares. In accordance with the procedures under the Reorganization Plans as described above, each shareholder of each Merging Fund will receive that number of full and fractional shares of the respective New Fund equal in value at the Valuation Date to the value of the shares of the Merging Fund which such shareholder currently holds. Each share will be fully paid and non-assessable when issued and transferable without restrictions and will have no preemptive or conversion rights.

Because the transfer will be effected at NAV without the imposition of a sales charge, Merging Fund shareholders will receive respective New Fund shares without paying any front-end sales charge or a contingent deferred sales charge as a result of the Reorganizations.

After the Reorganizations, the value of your shares will depend on the performance of the respective New Fund, rather than that of the respective Merging Fund.

Federal Income Tax Consequences. Each Reorganization Plan is intended to be a tax-free reorganization pursuant to Section 368(a)(1)(F) of the Code. Opinions of Counsel are not binding on the Internal Revenue Service or the Courts. If the Reorganizations are consummated but do not qualify as tax-free reorganizations under the Code, the consequences described above would not be applicable, and shareholders could recognize a gain or loss on the transaction. Shareholders of the Merging Funds should consult their tax advisors regarding the effect, if any, of the proposed Reorganizations in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganizations, shareholders of the Merging Funds should also consult their tax advisors as to the state and local tax consequences, if any, of the Reorganizations.

Capitalization. The following table shows the capitalization of each Merging Fund and the respective New Fund as of May 29, 2009, and on a pro forma basis the capitalization of each combined fund as of that date, giving effect to the proposed acquisition of assets at net asset value.

Calvert High Yield Bond Fund
	(Merging Fund)	(New Fund)	(Combined Fund)
	SMF Calvert High Yield Bond Fund -- Class A	TCF Calvert High Yield Bond Fund -- Class A	Pro Forma
Net Assets	$	$	$
Shares Outstanding
Net Asset Value per Share	$	$	$

	(Merging Fund)	(New Fund)	(Combined Fund)
	SMF Calvert High Yield Bond Fund -- Class I	TCF Calvert High Yield Bond Fund -- Class I	Pro Forma
Net Assets	$	$	$
Shares Outstanding
Net Asset Value per Share	$	$	$

Calvert Short-Term Government Fund
	(Merging Fund)	(New Fund)	(Combined Fund)
	SMF Calvert Short-Term Government Fund -- Class A	TCF Calvert Short-Term Government Fund -- Class A	Pro Forma
Net Assets	$	$	$
Shares Outstanding
Net Asset Value per Share	$	$	$

	(Merging Fund)	(New Fund)	(Combined Fund)
	SMF Calvert Short-Term Government Fund -- Class I	TCF Calvert Short-Term Government Fund -- Class I	Pro Forma
Net Assets	$	$	$
Shares Outstanding
Net Asset Value per Share	$	$	$

Pursuant to the Reorganization, shares of each Merging Fund will be exchanged for an identical number of shares of the corresponding New Fund.  Thereafter, shares of each New Fund will be available for purchase at their net asset value applicable at the time of purchase.  Shares of the New Funds will be available pursuant to the Trust's registration statement under the Securities Act of 1933, as amended, and the 1940 Act.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

Following the Reorganizations, the operations of the New Funds will be governed by their organizational documents (i.e., the Declaration of Trust and By-laws), as they now exist. After a comparison of the respective organizational documents of the Merging Funds and the New Funds, the following sets forth the rights of the shareholders.

Organizational Documents.

Summit Mutual Funds, Inc. (Merging Funds)

  Articles of Incorporation of Summit Mutual Funds, Inc. dated January 24, 1984 and most recent Articles Supplementary dated September 25, 2007

  By-laws of Summit Mutual Funds, Inc. dated April 3, 1984, revised December 12, 2008

The Calvert Fund (New Funds)

  By-laws of The Calvert Fund dated June 16, 1988

  Declaration of Trust of The Calvert Fund dated March 15, 1982

Form of Organization.

Merging Funds

The Merging Funds are series of Summit Mutual Funds, Inc., an open-end management investment company registered with the SEC under the Investment Company Act of 1940 as a "series company" (as that term is used in Rule 18f-2 under the Investment Company Act of 1940) and organized as a Maryland corporation in January 1984. SMF Calvert Short-Term Government Fund is a diversified fund, while SMF Calvert High Yield Bond Fund is non-diversified.

New Funds

The New Funds are series of The Calvert Fund, an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940. SMF Calvert Short-Term Government Fund is a diversified fund, while SMF Calvert High Yield Bond Fund is non-diversified.

Shareholder Meetings.

Summit Mutual Funds, Inc.

Summit Mutual Funds, Inc. is not required to hold annual meetings of shareholders. A shareholder meeting may be called by the Chairman of the Board of Summit Mutual Funds, Inc., the President, a majority of the Summit Directors, or by the President at the request of the holders of a majority of the outstanding shares entitled to vote.

The Calvert Fund

The Funds do not routinely hold annual meetings of shareholders. The Funds may hold special meetings for matters requiring shareholder approval. A meeting of a Fund's shareholders may also be called at any time by the Board of Trustees or by the chairperson of the Board or by the president.

Shareholder Voting Rights.

Merging Funds

A majority of the outstanding shares of the Merging Fund entitled to vote, present in person or represented at the meeting by proxy, constitutes a quorum for consideration of a matter at a shareholders' meeting. When a quorum is present at a meeting, a majority of the shares represented (greater than 50%) of the Merging Fund is sufficient to act on a matter, unless a larger or different vote is required by law, including the 1940 Act, or in the case of Summit Bond, by the applicable governing documents.

Shares of a Merging Fund represent an equal pro rata interest in the applicable Merging Fund and generally have equal voting, redemption, dividend, liquidation and other rights. Shareholders of a Merging Fund are entitled to receive dividends and other amounts as determined by the respective Directors. Shareholders of each Merging Fund vote separately, by Fund, as to matters that affect only their particular Fund.

Each share of a Merging Fund is entitled to one vote and each fractional share amount is entitled to a proportional fractional vote. Shares of each Merging Fund have non-cumulative voting rights.

New Funds

Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of shareholders there must be present, in person or by proxy, holders of one-fourth of the total number of shares of the Trust then outstanding and entitled to vote at such meeting. If a quorum, as above defined, shall not be present for the purpose of any vote that may properly come before the meeting, the shareholders present in person or by proxy and entitled to vote at such meeting on such matter holding a majority of the shares present entitled to vote on such matter may by vote adjourn the meeting from time to time to be held at the same place without further notice than by announcement to be given at the meeting until a quorum, as above defined, entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this Declaration of Trust or by the By-Laws, a plurality of the votes cast shall elect a Trustee and all other matters shall be decided by a majority of the votes cast entitled to vote thereon.

Shareholder Liability.

Merging Funds

Under Maryland law, shareholders of each Merging Fund have no personal liability as such for the acts or obligations of the respective Fund or for those of Summit Mutual Funds, Inc.

New Funds

The Trustees, officers, employees or agents of the Trust shall have no power to bind any shareholder personally or to call upon any shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

No shareholder or former shareholder of the Trust shall be liable solely by reason of his being or having been a shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust arising out of any action taken or omitted for or on behalf of the Trust, and the Trust shall be solely liable therefore and resort shall be had solely to the Trust property for the payment or performance thereof.

Each shareholder or former shareholder of the Trust (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to indemnity and reimbursement out of the Trust property to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such shareholder or former shareholder of the Trust shall be held to personal liability.

The Trust shall, upon request by the shareholder or former shareholder, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

* * *

Each Fund is governed by its respective Declaration of Trust/Articles of Incorporation and By-Laws, its Board of Trustees/Directors, and applicable state laws. The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust/Articles of Incorporation and By-Laws of each Fund and state and federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust/Articles of Incorporation, By-Laws and state and federal law, as applicable, directly for more complete information. The description is qualified in its entirety by reference to the respective organizational documents.

Nonetheless, despite the differences, the Board of Directors of Summit Mutual Funds, Inc. still believes that the Reorganizations will be in the best interests of shareholders.

GENERAL INFORMATION ABOUT THE FUNDS

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file proxy material, reports, and other information with the SEC (Summit Mutual Funds, Inc., File No. 811-04000; The Calvert Fund, File No. 811-03416). These reports and other information filed by a Fund can be inspected and copied at the public reference facilities maintained by the SEC in Washington, D.C. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549 at prescribed rates. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains reports, other information, and proxy statements filed for the Funds.

FINANCIAL HIGHLIGHTS FOR THE NEW FUNDS

The New Funds will not commence operation unless shareholders of the Merging Funds approve the Plans of Reorganization.  Accordingly, there is no financial information yet available for the New Funds.  The financial performance for the corresponding Merging Funds, which serve as the predecessors to the New Funds, is described in detail in the Merging Funds' Annual Report to the shareholders for the fiscal year ended on September 30, 2008. The Annual Report was previously mailed to shareholders of the Merging Funds and copies may be obtained at no charge by contacting the relevant Fund at 1-800-368-2745 or www.calvert.com.

VOTING INFORMATION

Voting instructions from the shareholders of each Merging Fund are being solicited by the Directors of the Company for a Special Meeting of Shareholders to be held at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland, at 9:00 a.m. Eastern Time, on Friday, August 21, 2009, or at such later time or date made necessary by adjournment.

The Company is soliciting voting instructions by U.S. mail. Additional solicitations may be made by telephone, computer communications, facsimile, or other such means, or by personal contact by officers or employees of Summit Mutual Funds, Inc., who will receive no additional compensation for doing so, or by Broadridge, a firm which may be retained, if necessary, to assist in the solicitation of voting instructions and in the distribution and tabulation of voting instructions.

In accordance with each Reorganization Plan, each Merging Fund will each bear its pro rata share of Reorganization expenses. These expenses are estimated to cost approximately $____________ to cover all legal and accounting fees and expenses, printing expenses, and other fees and expenses incurred in connection with the consummation of the Reorganizations.

Quorum. The presence in person or by proxy of the holders of a majority of the outstanding shares of each Merging Fund is required to constitute a quorum at the Meeting. Shares held by shareholders present in person or represented by proxy at the Meeting will be counted both for the purposes of determining the presence of a quorum and for calculating the votes cast on the issues before the Meeting.

Adjournment. In the event that a quorum is present at the Meeting but sufficient votes to approve the proposal described in this Prospectus/Proxy Statement are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies or to obtain the vote required for approval of the proposal. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the proposal against any such adjournment. A shareholder vote may be taken prior to adjournment of the Meeting on the proposal in this Prospectus/Proxy Statement if sufficient votes have been received and it is otherwise appropriate.

Vote Required. If a quorum is present at the Meeting, the affirmative vote of "a majority of the outstanding voting securities", as defined in the 1940 Act, of shareholders of the Merging Fund who are eligible to vote on the proposal is required for approval of the Reorganization into the respective New Fund. This means that the proposal must be approved by the lesser of: (1) 67% or more of the shares entitled to vote and present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present in person or represented by proxy, or (2) more than 50% of the outstanding shares entitled to vote.

Voting by Mail. In addition to voting in person at the Meeting, shareholders also may sign and mail the proxy card received with this Prospectus/Proxy Statement. Timely, properly executed proxies will be voted as instructed by shareholders, and will be voted "FOR" the proposal if the proxy contains no voting instructions.

Revocation. A shareholder may revoke his or her proxy at any time before it is exercised by: (1) written notice of revocation addressed to the Secretary of Summit Mutual Funds, Inc. prior to the Meeting, (2) submitting prior to the Meeting a properly-executed proxy bearing a later date, or (3) attending and voting in person at the Meeting and giving oral notice of revocation to the Chairman of the Meeting. However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.

Abstentions and Broker Non-Votes. Proxies that reflect abstentions and "broker non-votes" will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum but do not represent votes cast with respect to a proposal. "Broker non-votes" are shares held by brokers or nominees as to which (a) such persons have not received instructions from the beneficial owner or other persons entitled to vote and (b) the brokers or nominees do not have discretionary voting power on a particular matter. Accordingly, "broker non-votes" and abstentions effectively will be votes against the Reorganization proposal. Those shares present at the meeting by proxy (including abstentions and broker non-votes) will be voted by the named proxies in their discretion with respect to any proposal to adjourn the meeting to allow for further solicitation of proxies.

The votes of shareholders of the New Funds are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganizations.

Record Date. Shareholders of each Merging Fund of record at the close of business on May 29, 2009 (the record date) are entitled to notice of and to vote at the Meeting or any adjournment thereof. Shareholders are entitled to one vote for each share held and fractional shares are entitled to a proportional fractional vote.

As of May 29, 2009, as shown on the books of each Merging Fund, the following number of shares of each Fund was issued and outstanding:

(Merging Fund)	Number of Shares Outstanding
SMF Calvert High Yield Bond Fund
SMF Calvert Short-Term Government Fund

As of May 29, 2009, the officers and Directors of each Merging Fund, as a respective group, beneficially owned less than 1% of the outstanding shares of the respective Merging Fund.

As of May 29, 2009, to the Company's knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the respective Merging Fund as shown:
Name and Address	Shares Owned	Percentage of Shares of Fund Owned Before Reorganization	Percentage of Shares of Fund Owned After Reorganization
___________________________________________________________________________________
SMF Calvert High Yield Bond Fund - Class A

SMF Calvert High Yield Bond Fund - Class I

SMF Calvert Short-Term Government Fund - Class A

SMF Calvert Short-Term Government Fund - Class I

As of May 29, 2009, the following shareholders owned of record 5% or more of the outstanding voting securities of the respective New Fund as shown:

Name and Address	Shares Owned	Percentage of Shares of Fund Owned Before Reorganization	Percentage of Shares of Fund Owned After Reorganization
___________________________________________________________________________________
TCF Calvert High Yield Bond Fund - Class A	0*	-	-

TCF Calvert High Yield Bond Fund - Class I	0*	-	-

TCF Calvert Short-Term Government Fund - Class A	0*	-	-

TCF Calvert Short-Term Government Fund - Class I	0*	-	-

* There were no shareholders of TCF Calvert High Yield Bond Fund or TCF Calvert Short-Term Government Fund as of May 29, 2009.

OTHER BUSINESS

The Board of Directors of the Company does not intend to present any other business at the meeting. If, however, any other matters are properly brought before the meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

ADJOURNMENT

In the event that sufficient votes in favor of the proposal set forth in the Notice of Meeting and Proxy Statement are not received by the time scheduled for the meeting, the persons named as proxies may move one or more adjournments of the meeting to permit further solicitation of proxies with respect to such proposal. Any such adjournment will require the affirmative vote of a majority of the shares present at the meeting and entitled to vote. The persons named as proxies will vote in favor of such adjournment those shares that they are entitled to vote which have voted in favor of such proposal. They will vote against any such adjournment those proxies that have voted against any such proposal.

By Order of the Board of Directors

[SIGNATURE]

William M. Tartikoff
Secretary
Summit Mutual Funds, Inc.

THE BOARD OF DIRECTORS OF SUMMIT MUTUAL FUNDS, INC., INCLUDING THE INDEPENDENT DIRECTORS, RECOMMENDS A VOTE FOR APPROVAL OF THE REORGANIZATION PLANS.

TO ENSURE THE PRESENCE OF A QUORUM AT THE MEETING, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY IS REQUESTED. A PRE-ADDRESSED POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.


EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of ____________, 2009, is between Summit Mutual Funds, Inc. ("SMF") on behalf of SMF Calvert High Yield Bond Fund, and The Calvert Fund ("TCF") on behalf of TCF Calvert High Yield Bond Fund.

This Agreement and Plan of Reorganization (the "Agreement" or "Plan") is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization and liquidation will consist of the transfer of all of the assets of SMF Calvert High Yield Bond Fund to TCF Calvert High Yield Bond Fund in exchange for shares of beneficial interest of TCF Calvert High Yield Bond Fund, the assumption by TCF Calvert High Yield Bond Fund of all known liabilities of SMF Calvert High Yield Bond Fund and the distribution of TCF Calvert High Yield Bond Fund shares to the shareholders of SMF Calvert High Yield Bond Fund in complete liquidation of SMF Calvert High Yield Bond Fund, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1. SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the shareholders of SMF Calvert High Yield Bond Fund shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement. TCF Calvert High Yield Bond Fund shall furnish to SMF Calvert High Yield Bond Fund such data and information as shall be reasonably requested by SMF Calvert High Yield Bond Fund for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2. REORGANIZATION

(a) Plan of Reorganization. SMF Calvert High Yield Bond Fund will convey, transfer, and deliver to TCF Calvert High Yield Bond Fund all of the then-existing assets and property of SMF Calvert High Yield Bond Fund including without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by SMF Calvert High Yield Bond Fund and any deferred or prepaid expenses shown as an assets on the books of SMF Calvert High Yield Bond Fund at the closing provided for in Section 2(c) of this Agreement (the "Closing"). In consideration thereof, TCF Calvert High Yield Bond Fund agrees at the Closing:

(i) to deliver to SMF Calvert High Yield Bond Fund in exchange for the assets, the number of full and fractional shares of common stock of TCF Calvert High Yield Bond Fund ("TCF Calvert High Yield Bond Fund Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of shares to be issued shall be determined by dividing the per share net asset value of SMF Calvert High Yield Bond Fund Shares (rounded to the nearest millionth) by the net asset value per share of TCF Calvert High Yield Bond Fund (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of SMF Calvert High Yield Bond Fund as of the close of business on the Closing date (the "Closing Date"). It is expressly agreed that there will be no sales charge to SMF Calvert High Yield Bond Fund, or to any of the shareholders of SMF Calvert High Yield Bond Fund upon distribution of TCF Calvert High Yield Bond Fund Shares to them; and

(b) Liabilities to be Assumed. TCF Calvert High Yield Bond Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of SMF Calvert High Yield Bond Fund prepared on behalf of such Fund, as of the Valuation Date (as defined in Section 3(a)), in accordance with generally accepted accounting principles consistently applied from the prior audited period and certified by the Controller of SMF Calvert High Yield Bond Fund. TCF Calvert High Yield Bond Fund shall assume only those liabilities of SMF Calvert High Yield Bond Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of SMF Calvert High Yield Bond Fund.

(c) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i) the later of the satisfaction of all representations and warranties contained herein, receipt of all necessary regulatory approvals, or the final adjournment of the meeting of shareholders of SMF Calvert High Yield Bond Fund at which the Plan will be considered, or

(ii) such later date as the parties may mutually agree.

(d) On or as soon as practicable prior to the Closing Date, SMF Calvert High Yield Bond Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

3. VALUATION OF NET ASSETS

(a) The value of SMF Calvert High Yield Bond Fund's net assets to be transferred to TCF Calvert High Yield Bond Fund under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange (NYSE) (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in TCF Calvert High Yield Bond Fund's prospectus.

(b) The net asset value per share of TCF Calvert High Yield Bond Fund Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by TCF Calvert High Yield Bond Fund's Controller using the same valuation procedures as set forth in TCF Calvert High Yield Bond Fund's prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of SMF Calvert High Yield Bond Fund's net assets using the valuation procedures as set forth in SMF Calvert High Yield Bond Fund's prospectus to be transferred to TCF Calvert High Yield Bond Fund pursuant to Section 2 of this Agreement, certified by the Controller of SMF Calvert High Yield Bond Fund, shall be furnished by SMF Calvert High Yield Bond Fund to TCF Calvert High Yield Bond Fund at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of TCF Calvert High Yield Bond Fund Shares pursuant to Section 2 of this Agreement, certified by the Controller of TCF Calvert High Yield Bond Fund, shall be furnished by TCF Calvert High Yield Bond Fund to SMF Calvert High Yield Bond Fund at the Closing.

In the event that on the Valuation Date: (a) the New York Stock Exchange or another primary trading market for portfolio securities of TCF Calvert High Yield Bond Fund or SMF Calvert High Yield Bond Fund (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of The Calvert Fund or Summit Mutual Funds, Inc., accurate appraisal of the value of the net assets of TCF Calvert High Yield Bond Fund or SMF Calvert High Yield Bond Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

Summit Mutual Funds, Inc. and The Calvert Fund agree to use commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of TCF Calvert High Yield Bond Fund and those determined in accordance with the pricing policies and procedures of SMF Calvert High Yield Bond Fund.

4. LIQUIDATION AND DISSOLUTION

(a) As soon as practicable after the Closing Date, SMF Calvert High Yield Bond Fund will distribute pro rata to SMF Calvert High Yield Bond Fund shareholders of record as of the close of business on the Closing Date the shares of TCF Calvert High Yield Bond Fund received by SMF Calvert High Yield Bond Fund pursuant to Section 2 (a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of TCF Calvert High Yield Bond Fund in the names of each such shareholder of SMF Calvert High Yield Bond Fund, representing the respective pro rata number of full shares and fractional interests in shares of TCF Calvert High Yield Bond Fund due to each. No such shareholder accounts shall be established by TCF Calvert High Yield Bond Fund or the transfer agent for TCF Calvert High Yield Bond Fund except pursuant to written instructions from SMF Calvert High Yield Bond Fund, and SMF Calvert High Yield Bond Fund agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former SMF Calvert High Yield Bond Fund shareholder a pro rata share of the number of shares of TCF Calvert High Yield Bond Fund received pursuant to Section 2(a) of this Agreement.

(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by TCF Calvert High Yield Bond Fund or its transfer agent to each shareholder of SMF Calvert High Yield Bond Fund receiving such distribution of shares of TCF Calvert High Yield Bond Fund informing such shareholder of the number of such shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Share certificates representing holdings of shares of TCF Calvert High Yield Bond Fund shall not be issued in connection with the Reorganization. Ownership of shares of TCF Calvert High Yield Bond Fund will be shown on the books of TCF Calvert High Yield Bond Fund's transfer agent.

(d) As promptly as is practicable after the liquidation of SMF Calvert High Yield Bond Fund, and in no event later than 12 months from the date of this Agreement, SMF Calvert High Yield Bond Fund shall be terminated pursuant to the provisions of the Plan and its By-laws and Articles of Incorporation.

(e) Immediately after the Closing Date, the share transfer books of SMF Calvert High Yield Bond Fund shall be closed and no transfer of shares shall thereafter be made on those books.

5. DECLARATION OF TRUST AND BY-LAWS

(a) Declaration of Trust. The Declaration of Trust of The Calvert Fund, which governs its series, TCF Calvert High Yield Bond Fund, in effect at the Effective Time of the Reorganization, shall continue to be the Declaration of Trust until amended as provided by law.

(b) By-laws. The By-laws of The Calvert Fund, which govern its series, TCF Calvert High Yield Bond Fund, in effect at the Effective Time of the Reorganization, shall continue to be the By-laws until the same shall thereafter be altered, amended, or repealed in accordance with The Calvert Fund's Declaration of Trust or said By-laws.

6. REPRESENTATIONS AND WARRANTIES OF TCF CALVERT HIGH YIELD BOND FUND

(a) Organization, Existence, etc. TCF Calvert High Yield Bond Fund is a duly organized series of The Calvert Fund, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to carry on its business as it is now being conducted. Currently, The Calvert Fund is not qualified to do business as a foreign corporation under the laws of any jurisdiction. TCF Calvert High Yield Bond Fund has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. The Calvert Fund, of which TCF Calvert High Yield Bond Fund is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. TCF Calvert High Yield Bond Fund has an unlimited number of shares of beneficial interest, no par value, of which as of March 31, 2009, no shares were outstanding, and no shares were held in the treasury of TCF Calvert High Yield Bond Fund. All of the outstanding shares of TCF Calvert High Yield Bond Fund have been duly authorized and are validly issued, fully paid, and non-assessable. Since TCF Calvert High Yield Bond Fund is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d) Shares to be Issued Upon Reorganization. TCF Calvert High Yield Bond Fund Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(e) Authority Relative to this Agreement. The Calvert Fund has the power to enter into the Plan on behalf of its series TCF Calvert High Yield Bond Fund, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Trustees of The Calvert Fund and no other proceedings by The Calvert Fund are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. TCF Calvert High Yield Bond Fund is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the executing and carrying out of the Plan.

(f) Litigation. To the knowledge of The Calvert Fund there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect TCF Calvert High Yield Bond Fund or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(g) Contracts. Except for contracts and agreements previously disclosed to SMF Calvert High Yield Bond Fund under which no default exists, The Calvert Fund on behalf of TCF Calvert High Yield Bond Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(h) Registration Statement. TCF Calvert High Yield Bond Fund shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the shares of capital stock of TCF Calvert High Yield Bond Fund issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

(i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii) will not contain an untrue statement of material fact or omit to state a material act required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by TCF Calvert High Yield Bond Fund, as pertain to TCF Calvert High Yield Bond Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by SMF Calvert High Yield Bond Fund for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

(i) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

7. REPRESENTATIONS AND WARRANTIES OF SMF CALVERT HIGH YIELD BOND FUND

(a) Organization, Existence, etc. SMF Calvert High Yield Bond Fund is a duly organized series of Summit Mutual Funds, Inc., validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted. Currently, Summit Mutual Funds, Inc. is not qualified to do business as a foreign corporation under the laws of any jurisdiction. SMF Calvert High Yield Bond Fund has all necessary federal, state and local authorization to own all of its properties and assets and to carry on the business as now being conducted.

(b) Registration as Investment Company. Summit Mutual Funds, Inc., of which SMF Calvert High Yield Bond Fund is a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. SMF Calvert High Yield Bond Fund has ____________ shares of beneficial interest authorized in each Class I and A, $0.10 par value, of which as of March 31, 2009, __________ and __________ shares were outstanding, respectively; and no shares were held in the treasury. All of the outstanding shares of SMF Calvert High Yield Bond Fund have been duly authorized and are validly issued, fully paid, and non-assessable. Since SMF Calvert High Yield Bond Fund is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of SMF Calvert High Yield Bond Fund may change prior to the Effective Date of the Reorganization.

(d) Financial Statements. The audited financial statements of SMF Calvert High Yield Bond Fund for the year ended September 30, 2008, to be delivered to TCF Calvert High Yield Bond Fund, will fairly present the financial position of SMF Calvert High Yield Bond Fund as of September 30, 2008, and the results of its operations and changes in net assets for the year then ended. The unaudited financial statements of SMF Calvert High Yield Bond Fund for the period ended March 31, 2009 ("SMF Calvert High Yield Bond Fund Financial Statements") fairly present the financial position of SMF Calvert High Yield Bond Fund as of March 31, 2009, and the results of its operations and changes in net assets for the period then ended.

(e) Authority Relative to this Agreement. Summit Mutual Funds, Inc. has the power to enter into the Plan on behalf of its series SMF Calvert High Yield Bond Fund and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Directors of SMF Calvert High Yield Bond Fund and, except for approval by the holders of its capital stock, no other proceedings by Summit Mutual Funds, Inc. are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. SMF Calvert High Yield Bond Fund is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the executing and carrying out of the Plan.

(f) Liabilities. There are no liabilities of SMF Calvert High Yield Bond Fund whether or not determined or determinable, other than liabilities disclosed or provided for in SMF Calvert High Yield Bond Fund Financial Statements and liabilities incurred in the ordinary course of business subsequent to March 31, 2009, or otherwise previously disclosed to TCF Calvert High Yield Bond Fund, none of which has been materially adverse to the business, assets, or results of operations of SMF Calvert High Yield Bond Fund.

(g) Litigation. To the knowledge of Summit Mutual Funds, Inc., there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect SMF Calvert High Yield Bond Fund or its respective assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to TCF Calvert High Yield Bond Fund under which no default exists, Summit Mutual Funds, Inc., on behalf of SMF Calvert High Yield Bond Fund, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of SMF Calvert High Yield Bond Fund have been filed for all taxable years up to and including the taxable year ending on the Closing Date, and all taxes payable pursuant to such returns have been paid. SMF Calvert High Yield Bond Fund has qualified as a regulated investment company under the Internal Revenue Code with respect to each past taxable year, and the taxable year ending on the Closing Date, of SMF Calvert High Yield Bond Fund since commencement of operations.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of SMF Calvert High Yield Bond Fund as of the Effective Time of the Reorganization will be owned by The Calvert Fund on behalf of TCF Calvert High Yield Bond Fund free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Agreement will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. SMF Calvert High Yield Bond Fund will cooperate with TCF Calvert High Yield Bond Fund in connection with the Registration Statement referred to in Section 6(j) of this Agreement, and will furnish to TCF Calvert High Yield Bond Fund the information relating to SMF Calvert High Yield Bond Fund required by the Securities Act and its Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to SMF Calvert High Yield Bond Fund:

(i) will comply in all material respects with the provisions of the Securities Act and the Regulations, and

(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by TCF Calvert High Yield Bond Fund, insofar as it relates to SMF Calvert High Yield Bond Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by SMF Calvert High Yield Bond Fund for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

(l) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

8. CONDITIONS TO OBLIGATIONS OF TCF CALVERT HIGH YIELD BOND FUND

The obligations of TCF Calvert High Yield Bond Fund under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Discharge of Liabilities. SMF Calvert High Yield Bond Fund shall endeavor to have discharged all of its known liabilities and obligations prior to the Effective Time of the Reorganization.

(b) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, SMF Calvert High Yield Bond Fund shall have complied with each of its obligations under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of SMF Calvert High Yield Bond Fund since March 31, 2009. As of the Effective Time of the Reorganization, TCF Calvert High Yield Bond Fund shall have received a certificate from SMF Calvert High Yield Bond Fund satisfactory in form and substance to TCF Calvert High Yield Bond Fund indicating that they have met the terms stated in this Section.

(c) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(d) Tax Opinion. TCF Calvert High Yield Bond Fund shall have received the opinion of counsel, addressed to and in form and substance satisfactory to TCF Calvert High Yield Bond Fund, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to SMF Calvert High Yield Bond Fund and the shareholders of SMF Calvert High Yield Bond Fund. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of SMF Calvert High Yield Bond Fund in connection with the Reorganization, and on such other written representations as SMF Calvert High Yield Bond Fund and TCF Calvert High Yield Bond Fund, respectively, will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, and while not entirely free from doubt, for federal income tax purposes:

(i) neither SMF Calvert High Yield Bond Fund nor TCF Calvert High Yield Bond Fund will recognize any gain or loss upon the transfer of the assets of SMF Calvert High Yield Bond Fund to TCF Calvert High Yield Bond Fund in exchange for TCF Calvert High Yield Bond Fund Shares and upon the distribution (whether actual or constructive) of TCF Calvert High Yield Bond Fund Shares to the shareholders of SMF Calvert High Yield Bond Fund in exchange for their shares of capital stock of SMF Calvert High Yield Bond Fund;

(ii) the shareholders of SMF Calvert High Yield Bond Fund who receive TCF Calvert High Yield Bond Fund Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of SMF Calvert High Yield Bond Fund for TCF Calvert High Yield Bond Fund Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of TCF Calvert High Yield Bond Fund Shares received by SMF Calvert High Yield Bond Fund's shareholders will be the same as the basis of the shares of capital stock of SMF Calvert High Yield Bond Fund surrendered in the exchange, the holding period of TCF Calvert High Yield Bond Fund shares received by each shareholder of SMF Calvert High Yield Bond Fund will include the period during which the shares of SMF Calvert High Yield Bond Fund exchanged therefor were held by such shareholder, provided the shares of SMF Calvert High Yield Bond Fund were held as a capital asset on the date of the Reorganization; and

(iv) the basis of SMF Calvert High Yield Bond Fund's assets acquired by TCF Calvert High Yield Bond Fund will be the same as the basis of such assets to SMF Calvert High Yield Bond Fund immediately prior to the Reorganization, and the holding period of the assets of SMF Calvert High Yield Bond Fund in the hands of TCF Calvert High Yield Bond Fund will include the period during which those assets were held by SMF Calvert High Yield Bond Fund.

(e) Opinion of Counsel. TCF Calvert High Yield Bond Fund shall have received the opinion of counsel for SMF Calvert High Yield Bond Fund, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to TCF Calvert High Yield Bond Fund, to the effect that:

(i) Summit Mutual Funds, Inc. is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii) SMF Calvert High Yield Bond Fund is a series of Summit Mutual Funds, Inc.; and

(iii) The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of Summit Mutual Funds, Inc., and the Plan has been duly executed and delivered by Summit Mutual Funds, Inc. on behalf of SMF Calvert High Yield Bond Fund and, assuming due authorization, execution, and delivery of the Plan by The Calvert Fund, is a valid and binding obligation of Summit Mutual Funds, Inc. and its series, SMF Calvert High Yield Bond Fund.

9. CONDITIONS TO OBLIGATIONS OF SMF CALVERT HIGH YIELD BOND FUND

The obligations of SMF Calvert High Yield Bond Fund under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of SMF Calvert High Yield Bond Fund. This means that a majority of the outstanding voting securities of SMF Calvert High Yield Bond Fund must be approved by the lesser of: (i) 67% of the shares of SMF Calvert High Yield Bond Fund entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of SMF Calvert High Yield Bond Fund entitled to vote.

(b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, TCF Calvert High Yield Bond Fund shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of TCF Calvert High Yield Bond Fund since March 31, 2009. As of the Effective Time of the Reorganization, SMF Calvert High Yield Bond Fund shall have received a certificate from TCF Calvert High Yield Bond Fund satisfactory in form and substance to SMF Calvert High Yield Bond Fund indicating that it has met the terms stated in this Section.

(c) Regulatory Approval. The Registration Statement referred to in Section 6(j) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(d) Tax Opinion. SMF Calvert High Yield Bond Fund shall have received the opinion of counsel, addressed to and in form and substance satisfactory to SMF Calvert High Yield Bond Fund, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to TCF Calvert High Yield Bond Fund and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of SMF Calvert High Yield Bond Fund in connection with the Reorganization, and on such other written representations as SMF Calvert High Yield Bond Fund and TCF Calvert High Yield Bond Fund, respectively, will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, and while not entirely free from doubt, for federal income tax purposes:

(i) neither SMF Calvert High Yield Bond Fund nor TCF Calvert High Yield Bond Fund will recognize any gain or loss upon the transfer of the assets of SMF Calvert High Yield Bond Fund to TCF Calvert High Yield Bond Fund in exchange for TCF Calvert High Yield Bond Fund Shares and upon the distribution (whether actual or constructive) of TCF Calvert High Yield Bond Fund Shares to the shareholders of SMF Calvert High Yield Bond Fund in exchange for their shares of capital stock of SMF Calvert High Yield Bond Fund;

(ii) the shareholders of SMF Calvert High Yield Bond Fund who receive TCF Calvert High Yield Bond Fund Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of SMF Calvert High Yield Bond Fund for TCF Calvert High Yield Bond Fund Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of TCF Calvert High Yield Bond Fund Shares received by SMF Calvert High Yield Bond Fund's shareholders will be the same as the basis of the shares of capital stock of SMF Calvert High Yield Bond Fund surrendered in the exchange, and the holding period of TCF Calvert High Yield Bond Fund shares received by each shareholder of SMF Calvert High Yield Bond Fund will include the period during which the shares of SMF Calvert High Yield Bond Fund exchanged therefor were held by such shareholder, provided the shares of SMF Calvert High Yield Bond Fund were held as a capital asset on the date of the Reorganization; and

(iv) the basis of SMF Calvert High Yield Bond Fund assets acquired by TCF Calvert High Yield Bond Fund will be the same as the basis of such assets to SMF Calvert High Yield Bond Fund immediately prior to the Reorganization, and the holding period of the assets of SMF Calvert High Yield Bond Fund in the hands of TCF Calvert High Yield Bond Fund will include the period during which those assets were held by SMF Calvert High Yield Bond Fund.

(e) Opinion of Counsel. SMF Calvert High Yield Bond Fund shall have received the opinion of counsel for TCF Calvert High Yield Bond Fund, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to SMF Calvert High Yield Bond Fund, to the effect that:

(i) The Calvert Fund is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the Commonwealth of Massachusetts;

(ii) TCF Calvert High Yield Bond Fund is a series of The Calvert Fund;

(iii) The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Trustees of The Calvert Fund, and the Plan has been duly executed and delivered by The Calvert Fund on behalf of TCF Calvert High Yield Bond Fund and, assuming due authorization, execution, and delivery of the Plan by Summit Mutual Funds, Inc., is a valid and binding obligation of The Calvert Fund and its series, TCF Calvert High Yield Bond Fund;

(iv) TCF Calvert High Yield Bond Fund shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan will be validly issued, fully paid and non-assessable shares of beneficial interest of TCF Calvert High Yield Bond Fund.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Board of Trustees of each party, amend the Plan at any time before or after approval of the Plan by shareholders of SMF Calvert High Yield Bond Fund, but after such approval, no amendment shall be made that substantially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) SMF Calvert High Yield Bond Fund may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to TCF Calvert High Yield Bond Fund if: (i) a material condition to its performance under this Agreement or a material covenant of TCF Calvert High Yield Bond Fund contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by TCF Calvert High Yield Bond Fund.

(d) TCF Calvert High Yield Bond Fund may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to SMF Calvert High Yield Bond Fund if: (i) a material condition to its performance under this Agreement or a material covenant of SMF Calvert High Yield Bond Fund contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by SMF Calvert High Yield Bond Fund.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of SMF Calvert High Yield Bond Fund, without liability on the part of either party hereto or its respective trustees, officers, or shareholders, and shall be terminated without liability as of the close of business on January 31, 2010, if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11. EXPENSES

Each Fund will bear its pro rata share of Reorganization expenses.

12. GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, SMF Calvert High Yield Bond Fund and TCF Calvert High Yield Bond Fund have caused the Plan to be executed on their behalf by their respective Chairman, President, or a Vice President, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

SUMMIT MUTUAL FUNDS, INC. on behalf of SMF Calvert High Yield Bond Fund

Attest:

By: ____________________	By: _________________________ Name: Title:

THE CALVERT FUND on behalf of TCF Calvert High Yield Bond Fund

By: ____________________	By: _________________________ Name: Title:


EXHIBIT B

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of ____________, 2009, is between Summit Mutual Funds, Inc. ("SMF") on behalf of SMF Calvert Short-Term Government Fund, and The Calvert Fund ("TCF") on behalf of TCF Calvert Short-Term Government Fund.

This Agreement and Plan of Reorganization (the "Agreement" or "Plan") is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization and liquidation will consist of the transfer of all of the assets of SMF Calvert Short-Term Government Fund to TCF Calvert Short-Term Government Fund in exchange for shares of beneficial interest of TCF Calvert Short-Term Government Fund, the assumption by TCF Calvert Short-Term Government Fund of all known liabilities of SMF Calvert Short-Term Government Fund and the distribution of TCF Calvert Short-Term Government Fund shares to the shareholders of SMF Calvert Short-Term Government Fund in complete liquidation of SMF Calvert Short-Term Government Fund, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1. SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the shareholders of SMF Calvert Short-Term Government Fund shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement. TCF Calvert Short-Term Government Fund shall furnish to SMF Calvert Short-Term Government Fund such data and information as shall be reasonably requested by SMF Calvert Short-Term Government Fund for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2. REORGANIZATION

(a) Plan of Reorganization. SMF Calvert Short-Term Government Fund will convey, transfer, and deliver to TCF Calvert Short-Term Government Fund all of the then-existing assets and property of SMF Calvert Short-Term Government Fund including without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by SMF Calvert Short-Term Government Fund and any deferred or prepaid expenses shown as an assets on the books of SMF Calvert Short-Term Government Fund at the closing provided for in Section 2(c) of this Agreement (the "Closing"). In consideration thereof, TCF Calvert Short-Term Government Fund agrees at the Closing:

(i) to deliver to SMF Calvert Short-Term Government Fund in exchange for the assets, the number of full and fractional shares of common stock of TCF Calvert Short-Term Government Fund ("TCF Calvert Short-Term Government Fund Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of shares to be issued shall be determined by dividing the per share net asset value of SMF Calvert Short-Term Government Fund Shares (rounded to the nearest millionth) by the net asset value per share of TCF Calvert Short-Term Government Fund (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of SMF Calvert Short-Term Government Fund as of the close of business on the Closing date (the "Closing Date"). It is expressly agreed that there will be no sales charge to SMF Calvert Short-Term Government Fund, or to any of the shareholders of SMF Calvert Short-Term Government Fund upon distribution of TCF Calvert Short-Term Government Fund Shares to them; and

(b) Liabilities to be Assumed. TCF Calvert Short-Term Government Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of SMF Calvert Short-Term Government Fund prepared on behalf of such Fund, as of the Valuation Date (as defined in Section 3(a)), in accordance with generally accepted accounting principles consistently applied from the prior audited period and certified by the Controller of SMF Calvert Short-Term Government Fund. TCF Calvert Short-Term Government Fund shall assume only those liabilities of SMF Calvert Short-Term Government Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of SMF Calvert Short-Term Government Fund.

(c) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i) the later of the satisfaction of all representations and warranties contained herein, receipt of all necessary regulatory approvals, or the final adjournment of the meeting of shareholders of SMF Calvert Short-Term Government Fund at which the Plan will be considered, or

(ii) such later date as the parties may mutually agree.

(d) On or as soon as practicable prior to the Closing Date, SMF Calvert Short-Term Government Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

3. VALUATION OF NET ASSETS

(a) The value of SMF Calvert Short-Term Government Fund's net assets to be transferred to TCF Calvert Short-Term Government Fund under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange (NYSE) (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in TCF Calvert Short-Term Government Fund's prospectus.

(b) The net asset value per share of TCF Calvert Short-Term Government Fund Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by TCF Calvert Short-Term Government Fund's Controller using the same valuation procedures as set forth in TCF Calvert Short-Term Government Fund's prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of SMF Calvert Short-Term Government Fund's net assets using the valuation procedures as set forth in SMF Calvert Short-Term Government Fund's prospectus to be transferred to TCF Calvert Short-Term Government Fund pursuant to Section 2 of this Agreement, certified by the Controller of SMF Calvert Short-Term Government Fund, shall be furnished by SMF Calvert Short-Term Government Fund to TCF Calvert Short-Term Government Fund at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of TCF Calvert Short-Term Government Fund Shares pursuant to Section 2 of this Agreement, certified by the Controller of TCF Calvert Short-Term Government Fund, shall be furnished by TCF Calvert Short-Term Government Fund to SMF Calvert Short-Term Government Fund at the Closing.

In the event that on the Valuation Date: (a) the New York Stock Exchange or another primary trading market for portfolio securities of TCF Calvert Short-Term Government Fund or SMF Calvert Short-Term Government Fund (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of The Calvert Fund or Summit Mutual Funds, Inc., accurate appraisal of the value of the net assets of TCF Calvert Short-Term Government Fund or SMF Calvert Short-Term Government Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

Summit Mutual Funds, Inc. and The Calvert Fund agree to use commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of TCF Calvert Short-Term Government Fund and those determined in accordance with the pricing policies and procedures of SMF Calvert Short-Term Government Fund.

4. LIQUIDATION AND DISSOLUTION

(a) As soon as practicable after the Closing Date, SMF Calvert Short-Term Government Fund will distribute pro rata to SMF Calvert Short-Term Government Fund shareholders of record as of the close of business on the Closing Date the shares of TCF Calvert Short-Term Government Fund received by SMF Calvert Short-Term Government Fund pursuant to Section 2 (a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of TCF Calvert Short-Term Government Fund in the names of each such shareholder of SMF Calvert Short-Term Government Fund, representing the respective pro rata number of full shares and fractional interests in shares of TCF Calvert Short-Term Government Fund due to each. No such shareholder accounts shall be established by TCF Calvert Short-Term Government Fund or the transfer agent for TCF Calvert Short-Term Government Fund except pursuant to written instructions from SMF Calvert Short-Term Government Fund, and SMF Calvert Short-Term Government Fund agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former SMF Calvert Short-Term Government Fund shareholder a pro rata share of the number of shares of TCF Calvert Short-Term Government Fund received pursuant to Section 2(a) of this Agreement.

(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by TCF Calvert Short-Term Government Fund or its transfer agent to each shareholder of SMF Calvert Short-Term Government Fund receiving such distribution of shares of TCF Calvert Short-Term Government Fund informing such shareholder of the number of such shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Share certificates representing holdings of shares of TCF Calvert Short-Term Government Fund shall not be issued in connection with the Reorganization. Ownership of shares of TCF Calvert Short-Term Government Fund will be shown on the books of TCF Calvert Short-Term Government Fund's transfer agent.

(d) As promptly as is practicable after the liquidation of SMF Calvert Short-Term Government Fund, and in no event later than 12 months from the date of this Agreement, SMF Calvert Short-Term Government Fund shall be terminated pursuant to the provisions of the Plan and its By-laws and Articles of Incorporation.

(e) Immediately after the Closing Date, the share transfer books of SMF Calvert Short-Term Government Fund shall be closed and no transfer of shares shall thereafter be made on those books.

5. DECLARATION OF TRUST AND BY-LAWS

(a) Declaration of Trust. The Declaration of Trust of The Calvert Fund, which governs its series, TCF Calvert Short-Term Government Fund, in effect at the Effective Time of the Reorganization, shall continue to be the Declaration of Trust until amended as provided by law.

(b) By-laws. The By-laws of The Calvert Fund, which govern its series, TCF Calvert Short-Term Government Fund, in effect at the Effective Time of the Reorganization, shall continue to be the By-laws until the same shall thereafter be altered, amended, or repealed in accordance with The Calvert Fund's Declaration of Trust or said By-laws.

6. REPRESENTATIONS AND WARRANTIES OF TCF CALVERT SHORT-TERM GOVERNMENT FUND

(a) Organization, Existence, etc. TCF Calvert Short-Term Government Fund is a duly organized series of The Calvert Fund, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to carry on its business as it is now being conducted. Currently, The Calvert Fund is not qualified to do business as a foreign corporation under the laws of any jurisdiction. TCF Calvert Short-Term Government Fund has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. The Calvert Fund, of which TCF Calvert Short-Term Government Fund is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. TCF Calvert Short-Term Government Fund has an unlimited number of shares of beneficial interest, no par value, of which as of March 31, 2009, no shares were outstanding, and no shares were held in the treasury of TCF Calvert Short-Term Government Fund. All of the outstanding shares of TCF Calvert Short-Term Government Fund have been duly authorized and are validly issued, fully paid, and non-assessable. Since TCF Calvert Short-Term Government Fund is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d) Shares to be Issued Upon Reorganization. TCF Calvert Short-Term Government Fund Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(e) Authority Relative to this Agreement. The Calvert Fund has the power to enter into the Plan on behalf of its series TCF Calvert Short-Term Government Fund, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Trustees of The Calvert Fund and no other proceedings by The Calvert Fund are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. TCF Calvert Short-Term Government Fund is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the executing and carrying out of the Plan.

(f) Litigation. To the knowledge of The Calvert Fund there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect TCF Calvert Short-Term Government Fund or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(g) Contracts. Except for contracts and agreements previously disclosed to SMF Calvert Short-Term Government Fund under which no default exists, The Calvert Fund on behalf of TCF Calvert Short-Term Government Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(h) Registration Statement. TCF Calvert Short-Term Government Fund shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the shares of capital stock of TCF Calvert Short-Term Government Fund issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

(i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii) will not contain an untrue statement of material fact or omit to state a material act required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by TCF Calvert Short-Term Government Fund, as pertain to TCF Calvert Short-Term Government Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by SMF Calvert Short-Term Government Fund for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

(i) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

7. REPRESENTATIONS AND WARRANTIES OF SMF CALVERT SHORT-TERM GOVERNMENT FUND

(a) Organization, Existence, etc. SMF Calvert Short-Term Government Fund is a duly organized series of Summit Mutual Funds, Inc., validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted. Currently, Summit Mutual Funds, Inc. is not qualified to do business as a foreign corporation under the laws of any jurisdiction. SMF Calvert Short-Term Government Fund has all necessary federal, state and local authorization to own all of its properties and assets and to carry on the business as now being conducted.

(b) Registration as Investment Company. Summit Mutual Funds, Inc., of which SMF Calvert Short-Term Government Fund is a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. SMF Calvert Short-Term Government Fund has ____________ shares of beneficial interest authorized in each Class I and A, $0.10 par value, of which as of March 31, 2009, __________ and __________ shares were outstanding, respectively; and no shares were held in the treasury. All of the outstanding shares of SMF Calvert Short-Term Government Fund have been duly authorized and are validly issued, fully paid, and non-assessable. Since SMF Calvert Short-Term Government Fund is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of SMF Calvert Short-Term Government Fund may change prior to the Effective Date of the Reorganization.

(d) Financial Statements. The audited financial statements of SMF Calvert Short-Term Government Fund for the year ended September 30, 2008, to be delivered to TCF Calvert Short-Term Government Fund, will fairly present the financial position of SMF Calvert Short-Term Government Fund as of September 30, 2008, and the results of its operations and changes in net assets for the year then ended. The unaudited financial statements of SMF Calvert Short-Term Government Fund for the period ended March 31, 2009 ("SMF Calvert Short-Term Government Fund Financial Statements") fairly present the financial position of SMF Calvert Short-Term Government Fund as of March 31, 2009, and the results of its operations and changes in net assets for the period then ended.

(e) Authority Relative to this Agreement. Summit Mutual Funds, Inc. has the power to enter into the Plan on behalf of its series SMF Calvert Short-Term Government Fund and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Directors of SMF Calvert Short-Term Government Fund and, except for approval by the holders of its capital stock, no other proceedings by Summit Mutual Funds, Inc. are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. SMF Calvert Short-Term Government Fund is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the executing and carrying out of the Plan.

(f) Liabilities. There are no liabilities of SMF Calvert Short-Term Government Fund whether or not determined or determinable, other than liabilities disclosed or provided for in SMF Calvert Short-Term Government Fund Financial Statements and liabilities incurred in the ordinary course of business subsequent to March 31, 2009, or otherwise previously disclosed to TCF Calvert Short-Term Government Fund, none of which has been materially adverse to the business, assets, or results of operations of SMF Calvert Short-Term Government Fund.

(g) Litigation. To the knowledge of Summit Mutual Funds, Inc., there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect SMF Calvert Short-Term Government Fund or its respective assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to TCF Calvert Short-Term Government Fund under which no default exists, Summit Mutual Funds, Inc., on behalf of SMF Calvert Short-Term Government Fund, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of SMF Calvert Short-Term Government Fund have been filed for all taxable years up to and including the taxable year ending on the Closing Date, and all taxes payable pursuant to such returns have been paid. SMF Calvert Short-Term Government Fund has qualified as a regulated investment company under the Internal Revenue Code with respect to each past taxable year, and the taxable year ending on the Closing Date, of SMF Calvert Short-Term Government Fund since commencement of operations.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of SMF Calvert Short-Term Government Fund as of the Effective Time of the Reorganization will be owned by The Calvert Fund on behalf of TCF Calvert Short-Term Government Fund free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Agreement will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. SMF Calvert Short-Term Government Fund will cooperate with TCF Calvert Short-Term Government Fund in connection with the Registration Statement referred to in Section 6(j) of this Agreement, and will furnish to TCF Calvert Short-Term Government Fund the information relating to SMF Calvert Short-Term Government Fund required by the Securities Act and its Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to SMF Calvert Short-Term Government Fund:

(i) will comply in all material respects with the provisions of the Securities Act and the Regulations, and

(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by TCF Calvert Short-Term Government Fund, insofar as it relates to SMF Calvert Short-Term Government Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by SMF Calvert Short-Term Government Fund for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

(l) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

8. CONDITIONS TO OBLIGATIONS OF TCF CALVERT SHORT-TERM GOVERNMENT FUND

The obligations of TCF Calvert Short-Term Government Fund under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Discharge of Liabilities. SMF Calvert Short-Term Government Fund shall endeavor to have discharged all of its known liabilities and obligations prior to the Effective Time of the Reorganization.

(b) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, SMF Calvert Short-Term Government Fund shall have complied with each of its obligations under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of SMF Calvert Short-Term Government Fund since March 31, 2009. As of the Effective Time of the Reorganization, TCF Calvert Short-Term Government Fund shall have received a certificate from SMF Calvert Short-Term Government Fund satisfactory in form and substance to TCF Calvert Short-Term Government Fund indicating that they have met the terms stated in this Section.

(c) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(d) Tax Opinion. TCF Calvert Short-Term Government Fund shall have received the opinion of counsel, addressed to and in form and substance satisfactory to TCF Calvert Short-Term Government Fund, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to SMF Calvert Short-Term Government Fund and the shareholders of SMF Calvert Short-Term Government Fund. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of SMF Calvert Short-Term Government Fund in connection with the Reorganization, and on such other written representations as SMF Calvert Short-Term Government Fund and TCF Calvert Short-Term Government Fund, respectively, will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, and while not entirely free from doubt, for federal income tax purposes:

(i) neither SMF Calvert Short-Term Government Fund nor TCF Calvert Short-Term Government Fund will recognize any gain or loss upon the transfer of the assets of SMF Calvert Short-Term Government Fund to TCF Calvert Short-Term Government Fund in exchange for TCF Calvert Short-Term Government Fund Shares and upon the distribution (whether actual or constructive) of TCF Calvert Short-Term Government Fund Shares to the shareholders of SMF Calvert Short-Term Government Fund in exchange for their shares of capital stock of SMF Calvert Short-Term Government Fund;

(ii) the shareholders of SMF Calvert Short-Term Government Fund who receive TCF Calvert Short-Term Government Fund Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of SMF Calvert Short-Term Government Fund for TCF Calvert Short-Term Government Fund Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of TCF Calvert Short-Term Government Fund Shares received by SMF Calvert Short-Term Government Fund's shareholders will be the same as the basis of the shares of capital stock of SMF Calvert Short-Term Government Fund surrendered in the exchange, the holding period of TCF Calvert Short-Term Government Fund shares received by each shareholder of SMF Calvert Short-Term Government Fund will include the period during which the shares of SMF Calvert Short-Term Government Fund exchanged therefor were held by such shareholder, provided the shares of SMF Calvert Short-Term Government Fund were held as a capital asset on the date of the Reorganization; and

(iv) the basis of SMF Calvert Short-Term Government Fund's assets acquired by TCF Calvert Short-Term Government Fund will be the same as the basis of such assets to SMF Calvert Short-Term Government Fund immediately prior to the Reorganization, and the holding period of the assets of SMF Calvert Short-Term Government Fund in the hands of TCF Calvert Short-Term Government Fund will include the period during which those assets were held by SMF Calvert Short-Term Government Fund.

(e) Opinion of Counsel. TCF Calvert Short-Term Government Fund shall have received the opinion of counsel for SMF Calvert Short-Term Government Fund, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to TCF Calvert Short-Term Government Fund, to the effect that:

(i) Summit Mutual Funds, Inc. is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii) SMF Calvert Short-Term Government Fund is a series of Summit Mutual Funds, Inc.; and

(iii) The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of Summit Mutual Funds, Inc., and the Plan has been duly executed and delivered by Summit Mutual Funds, Inc. on behalf of SMF Calvert Short-Term Government Fund and, assuming due authorization, execution, and delivery of the Plan by The Calvert Fund, is a valid and binding obligation of Summit Mutual Funds, Inc. and its series, SMF Calvert Short-Term Government Fund.

9. CONDITIONS TO OBLIGATIONS OF SMF CALVERT SHORT-TERM GOVERNMENT FUND

The obligations of SMF Calvert Short-Term Government Fund under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of SMF Calvert Short-Term Government Fund. This means that a majority of the outstanding voting securities of SMF Calvert Short-Term Government Fund must be approved by the lesser of: (i) 67% of the shares of SMF Calvert Short-Term Government Fund entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of SMF Calvert Short-Term Government Fund entitled to vote.

(b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, TCF Calvert Short-Term Government Fund shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of TCF Calvert Short-Term Government Fund since March 31, 2009. As of the Effective Time of the Reorganization, SMF Calvert Short-Term Government Fund shall have received a certificate from TCF Calvert Short-Term Government Fund satisfactory in form and substance to SMF Calvert Short-Term Government Fund indicating that it has met the terms stated in this Section.

(c) Regulatory Approval. The Registration Statement referred to in Section 6(j) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(d) Tax Opinion. SMF Calvert Short-Term Government Fund shall have received the opinion of counsel, addressed to and in form and substance satisfactory to SMF Calvert Short-Term Government Fund, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to TCF Calvert Short-Term Government Fund and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of SMF Calvert Short-Term Government Fund in connection with the Reorganization, and on such other written representations as SMF Calvert Short-Term Government Fund and TCF Calvert Short-Term Government Fund, respectively, will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, and while not entirely free from doubt, for federal income tax purposes:

(i) neither SMF Calvert Short-Term Government Fund nor TCF Calvert Short-Term Government Fund will recognize any gain or loss upon the transfer of the assets of SMF Calvert Short-Term Government Fund to TCF Calvert Short-Term Government Fund in exchange for TCF Calvert Short-Term Government Fund Shares and upon the distribution (whether actual or constructive) of TCF Calvert Short-Term Government Fund Shares to the shareholders of SMF Calvert Short-Term Government Fund in exchange for their shares of capital stock of SMF Calvert Short-Term Government Fund;

(ii) the shareholders of SMF Calvert Short-Term Government Fund who receive TCF Calvert Short-Term Government Fund Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of SMF Calvert Short-Term Government Fund for TCF Calvert Short-Term Government Fund Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of TCF Calvert Short-Term Government Fund Shares received by SMF Calvert Short-Term Government Fund's shareholders will be the same as the basis of the shares of capital stock of SMF Calvert Short-Term Government Fund surrendered in the exchange, and the holding period of TCF Calvert Short-Term Government Fund shares received by each shareholder of SMF Calvert Short-Term Government Fund will include the period during which the shares of SMF Calvert Short-Term Government Fund exchanged therefor were held by such shareholder, provided the shares of SMF Calvert Short-Term Government Fund were held as a capital asset on the date of the Reorganization; and

(iv) the basis of SMF Calvert Short-Term Government Fund assets acquired by TCF Calvert Short-Term Government Fund will be the same as the basis of such assets to SMF Calvert Short-Term Government Fund immediately prior to the Reorganization, and the holding period of the assets of SMF Calvert Short-Term Government Fund in the hands of TCF Calvert Short-Term Government Fund will include the period during which those assets were held by SMF Calvert Short-Term Government Fund.

(e) Opinion of Counsel. SMF Calvert Short-Term Government Fund shall have received the opinion of counsel for TCF Calvert Short-Term Government Fund, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to SMF Calvert Short-Term Government Fund, to the effect that:

(i) The Calvert Fund is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the Commonwealth of Massachusetts;

(ii) TCF Calvert Short-Term Government Fund is a series of The Calvert Fund;

(iii) The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Trustees of The Calvert Fund, and the Plan has been duly executed and delivered by The Calvert Fund on behalf of TCF Calvert Short-Term Government Fund and, assuming due authorization, execution, and delivery of the Plan by Summit Mutual Funds, Inc., is a valid and binding obligation of The Calvert Fund and its series, TCF Calvert Short-Term Government Fund;

(iv) TCF Calvert Short-Term Government Fund shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan will be validly issued, fully paid and non-assessable shares of beneficial interest of TCF Calvert Short-Term Government Fund.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Board of Trustees of each party, amend the Plan at any time before or after approval of the Plan by shareholders of SMF Calvert Short-Term Government Fund, but after such approval, no amendment shall be made that substantially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) SMF Calvert Short-Term Government Fund may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to TCF Calvert Short-Term Government Fund if: (i) a material condition to its performance under this Agreement or a material covenant of TCF Calvert Short-Term Government Fund contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by TCF Calvert Short-Term Government Fund.

(d) TCF Calvert Short-Term Government Fund may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to SMF Calvert Short-Term Government Fund if: (i) a material condition to its performance under this Agreement or a material covenant of SMF Calvert Short-Term Government Fund contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by SMF Calvert Short-Term Government Fund.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of SMF Calvert Short-Term Government Fund, without liability on the part of either party hereto or its respective trustees, officers, or shareholders, and shall be terminated without liability as of the close of business on January 31, 2010, if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11. EXPENSES

Each Fund will bear its pro rata share of Reorganization expenses.

12. GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, SMF Calvert Short-Term Government Fund and TCF Calvert Short-Term Government Fund have caused the Plan to be executed on their behalf by their respective Chairman, President, or a Vice President, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

SUMMIT MUTUAL FUNDS, INC. on behalf of SMF Calvert Short-Term Government Fund

Attest:

By: ____________________	By: _________________________ Name: Title:

THE CALVERT FUND on behalf of TCF Calvert Short-Term Government Fund

By: ____________________	By: _________________________ Name: Title:


FORM N-14
PART B

Acquisition of the Assets of
CALVERT HIGH YIELD BOND FUND,
a series of Summit Mutual Funds, Inc.

By and in Exchange for Shares of
CALVERT HIGH YIELD BOND FUND,
a series of The Calvert Fund

Acquisition of the Assets of
CALVERT SHORT-TERM GOVERNMENT FUND,
a series of Summit Mutual Funds, Inc.

By and in Exchange for Shares of
CALVERT SHORT-TERM GOVERNMENT FUND,
a series of The Calvert Fund

4500 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814
800-368-2745

STATEMENT OF ADDITIONAL INFORMATION

July 1, 2009

This Statement of Additional Information (the "Reorganization SAI") relates to the following:

1. The proposed transfer of all of the assets of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert High Yield Bond Fund"), to Calvert High Yield Bond Fund, a series of The Calvert Fund ("TCF Calvert High Yield Bond Fund"), in exchange for shares of TCF Calvert High Yield Bond Fund (to be distributed to holders of shares of SMF Calvert High Yield Bond Fund in complete liquidation of SMF Calvert High Yield Bond Fund) (a "Reorganization"); and

2. The proposed transfer of all of the assets of Calvert Short-Term Government Fund, a series of Summit Mutual Funds, Inc. ("SMF Calvert Short-Term Government Fund"), to Calvert Short-Term Government Fund, a series of The Calvert Fund ("TCF Calvert Short-Term Government Fund"), in exchange for shares of TCF Calvert Short-Term Government Fund (to be distributed to holders of shares of SMF Calvert Short-Term Government Fund in complete liquidation of SMF Calvert Short-Term Government Fund) (a "Reorganization").

This Reorganization SAI contains information that may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated July 1, 2009 of TCF Calvert High Yield Bond Fund and TCF Calvert Short-Term Government Fund (the "Prospectus/Proxy Statement"), which relates to the Reorganizations. This Reorganization SAI consists of the information pertaining to SMF Calvert High Yield Bond Fund, SMF Calvert Short-Term Government Fund, TCF Calvert High Yield Bond Fund and TCF Calvert Short-Term Government Fund set forth in the documents listed below, each of which is incorporated by reference herein:

  Prospectus of SMF Calvert High Yield Bond Fund and SMF Calvert Short-Term Government Fund ("the Merging Funds") dated January 31, 2009

  Statement of Additional Information of SMF Calvert High Yield Bond Fund and SMF Calvert Short-Term Government Fund dated January 31, 2009

  Annual Report to Shareholders of Summit Mutual Funds, Inc. (Apex Series) relating to the Merging Funds for the year ended September 30, 2008

  Semiannual Report to Shareholders of SMF Calvert High Yield Bond Fund and SMF Calvert Short-Term Government Fund for the period ended March 31, 2009

  Class A Prospectus of TCF Calvert High Yield Bond Fund and TCF Calvert Short-Term Government Fund ("New Funds") dated July 1, 2009, which accompanies this Prospectus/Proxy Statement

  Class I Prospectus of TCF Calvert High Yield Bond Fund and TCF Calvert Short-Term Government Fund dated July 1, 2009, which accompanies this Prospectus/Proxy Statement

  Statement of Additional Information of TCF Calvert High Yield Bond Fund and TCF Calvert Short-Term Government Fund dated July 1, 2009

This Reorganization SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement was filed with the Securities and Exchange Commission on ____________, 2009 (The Calvert Fund, Registration Statement on Form N-14, File No. ____________) and is available upon request and without charge by writing to The Calvert Fund, 4500 Montgomery Avenue, Suite 1000N, Bethesda, Maryland, 20814 or by calling 800-368-2745.

Financial Statements.  The audited financial statements of each of the Merging Funds, which are contained in the September 30, 2008 Annual Report to Shareholders of Summit Mutual Funds, Inc., and the unaudited financial statements of each of the Merging Funds, which are contained in the March 31, 2009 Semi-Annual Report to Shareholders, are incorporated herein by reference.  Because the New Funds had not yet commenced operations as of September 30, 2008, audited financial statements are not available for those Funds.  Audited reports to shareholders will be published at least annually and unaudited reports to shareholders will be published at least semi-annually.


SUMMIT MUTUAL FUNDS, INC. ("SMF")

SMF CALVERT HIGH YIELD BOND FUND
SMF CALVERT SHORT-TERM GOVERNMENT FUND

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS

The undersigned hereby appoints William M. Tartikoff and Barbara J. Krumsiek, and any one of them, attorney and proxy with full power of substitution to vote and act with respect to all shares of SMF Calvert High Yield Bond Fund and SMF Calvert Short-Term Government Fund (together, the "Funds") of Summit Mutual Funds, Inc. (the "Company"), held by the undersigned at the Special Meeting of Shareholders of the Company to be held on Friday, August 21, 2009, at 9:00 a.m., Eastern Time, at 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, as may be adjourned from time to time ("Meeting"), and instructs each of them to vote as indicated on the matters referred to in the Proxy Statement for the Meeting, with discretionary power to vote upon such other business as may properly come before the Meeting. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person's title.

Date: ________________________, 2009

__________________________________

__________________________________

Signature(s) (Title(s), if applicable)

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE

--------------------------------------------------------------------------

Please refer to the Proxy Statement discussion on this matter.

IF NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF DIRECTORS RECOMMEND A VOTE FOR THE FOLLOWING:

  Approval of Agreement and Plan of Reorganization:

SMF Calvert High Yield Bond Fund:

To act upon a proposal to approve an Agreement and Plan of Reorganization, providing for the transfer of all of the assets of SMF Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc., to Calvert High Yield Bond Fund, a series of The Calvert Fund ("TCF Calvert High Yield Bond Fund"), in exchange for shares of TCF Calvert High Yield Bond Fund.

[    ] For               [    ] Against                [    ] Abstain

SMF Calvert Short-Term Government Fund:

To act upon a proposal to approve an Agreement and Plan of Reorganization, providing for the transfer of all of the assets of SMF Calvert Short-Term Government Fund, a series of Summit Mutual Funds, Inc., to Calvert Short-Term Government Fund, a series of The Calvert Fund ("TCF Calvert Short-Term Government Fund"), in exchange for shares of TCF Calvert Short-Term Government Fund.

[    ] For                [    ] Against                [    ] Abstain

  To transact any other business that may properly come before the Special Meeting or any adjournment or adjournments thereof.


The Calvert Fund

PART C. OTHER INFORMATION

Item 15. Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 16. Exhibits

1.	Declaration of Trust incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

2.	By-Laws incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

3.	Inapplicable.

4.	Agreement and Plan of Reorganization -- filed as exhibits to Prospectus/Proxy Statement and incorporated herein by reference.

5.	Instruments Defining Rights of Security Holders -- incorporated by reference to Exhibits (1) and (2).

6

Amended Investment Advisory Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Schedule A to the Investment Advisory Agreement (New Vision Small Cap) incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.  Form of Amended Schedule A (Long-Term Income Fund) incorporated by reference to Registrant's Post-Effective Amendment No.47, dated April 2, 2004, accession number 0000701039-04-000007.  Addendum to Investment Advisory Agreement Schedule A (Ultra-Short Floating Income Fund) incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016.  Investment Advisory Agreement Addendum to Schedule A (Income and Short Duration Income Funds, Class Y) incorporated by reference to Registrant's Post-Effective Amendment No.61, dated December 31, 2007, accession number 0000701039-07-000032.  Addendum to Investment Advisory Agreement Schedule A (Calvert Government Fund), incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030. Addendum to Investment Advisory Agreement (fee cap), incorporated by reference to Registrant's Post-Effective Amendment No.65, dated January 30, 2009, accession number 0000701039-09-000004. Addendum to Investment Advisory Agreement Schedule A (Short-Term Government and High Yield Bond), incorporated by reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007.

7

Underwriting (Distribution) Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Underwriting (Distribution) Schedules I, II, & III incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016.  Addendum to Schedules II and III incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Underwriting (Distribution) Agreement Addendum to Schedules II and III incorporated by reference to Registrant's Post-Effective Amendment No.61, dated December 31, 2007, accession number 0000701039-07-000032. Underwriting (Distribution) Agreement Addendum to Schedules II and III, incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030. . Underwriting (Distribution) Agreement Addendum to Schedules II and III, reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007.

8.	Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

9.	Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 41, dated January 29, 2001, accession number 0000701039-01-000002.

10.1

Plan of Distribution for Class A incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Plan of Distribution Schedule A for Class A incorporated by reference to Registrant's Post-Effective Amendment No. 55, dated January 30, 2006, accession number 0000701039-06-000002. Plan of Distribution Addendum to Schedule A for Class A incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016. Plan of Distribution Addendum to Schedule A for Class A, incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030. Plan of Distribution Addendum to Schedule A for Class A, reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007.

10.2

Plan of Distribution for Class B & C incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Plan of Distribution Schedule A for Class B & C incorporated by reference to Registrant's Post-Effective Amendment No. 55, dated January 30, 2006, accession number 0000701039-06-000002. Plan of Distribution Addendum to Schedule A for Class C incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016. Plan of Distribution Addendum to Schedule A for Class C, incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030. Plan of Distribution Addendum to Schedule A for Class C, reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007.

11.	Opinion of Counsel, to be filed by amendment.

12.	Opinion and Consent of Counsel on Tax Matters, to be filed by amendment.

13.	Amended Master Transfer Agency Agreement and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No.62, dated January 31, 2008, accession number 0000701039-08-000001.

14.1	Consent of Independent Auditors, to be filed by amendment.

15.	Inapplicable.

16.	Power of Attorney forms, incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030.

17.1	Form of Proxy Card -- filed herewith.
17.2

Amended and Restated Rule 18f-3 Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No.65, dated January 30, 2009, accession number 0000701039-09-000004. Rule 18f-3 Multiple Class Plan Addendum, reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007.

17.3

Code of Ethics for Advisor (Calvert Asset Management Company, Inc.) incorporated by reference to Registrant's Post-Effective Amendment No. 62, dated January 31, 2008, accession number 0000701039-08-000001.

17.4

Code of Ethics for Sub-Adviser (Bridgeway Capital Management, Inc.) incorporated by reference to Registrant's Post-Effective Amendment No. 63, dated June 13, 2008, accession number 0000701039-08-000011.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Bethesda and State of Maryland, on the 22nd day of May 2009.

THE CALVERT FUND

By:
________________**_____________
Barbara J. Krumsiek
President and Trustee

As required by the Securities Act of 1933, this registration statement has been signed below on the 22nd day of May 2009 by the following persons in the capacities indicated.

Signature	Title

__________**____________ Barbara J. Krumsiek	President and Trustee (Principal Executive Officer)

__________**____________ Ronald M. Wolfsheimer	Treasurer (Principal Accounting Officer)

__________**____________ Richard L. Baird, Jr.	Trustee

__________**____________ Douglas E. Feldman	Trustee

__________**____________ John G. Guffey, Jr.	Trustee

__________**____________ M. Charito Kruvant	Trustee

__________**____________ Arthur J. Pugh	Trustee

__________**____________ David R. Rochat	Trustee

__________**____________ D. Wayne Silby	Trustee

**By: /s/ Lancelot A. King

---------------------------------

               Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney forms, incorporated by reference to Registrant's Post-Effective Amendment No. 64, dated October 9, 2008, accession number 0000701039-08-000030.